Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 27.8%
Australia - 1.0%
Ampol Ltd.	2,014	$ 52,221
ANZ Group Holdings Ltd.	26,616	509,923
APA Group	10,994	60,251
Aristocrat Leisure Ltd.	4,971	139,292
ASX Ltd.	1,642	71,070
Aurizon Holdings Ltd.	15,428	40,215
BHP Group Ltd.	43,367	1,251,075
BlueScope Steel Ltd.	3,853	59,883
Brambles Ltd.	11,950	125,764
CAR Group Ltd.	3,059	71,922
Cochlear Ltd.	552	121,410
Coles Group Ltd.	11,353	125,325
Commonwealth Bank of Australia	14,214	1,114,656
Computershare Ltd.	4,563	77,637
CSL Ltd.	4,103	769,817
Dexus, REIT	9,089	46,850
EBOS Group Ltd.	1,506	30,817
Endeavour Group Ltd.	12,455	44,721
Fortescue Ltd.	14,322	239,856
Goodman Group, REIT	14,626	322,244
GPT Group, REIT	16,320	48,602
IDP Education Ltd. (A)	2,303	26,893
IGO Ltd.	5,923	27,288
Insurance Australia Group Ltd.	20,829	86,869
Lottery Corp. Ltd.	18,922	63,502
Macquarie Group Ltd.	3,133	407,711
Medibank Pvt Ltd.	23,398	57,330
Mineral Resources Ltd.	1,513	69,874
Mirvac Group, REIT	33,939	52,195
National Australia Bank Ltd.	27,376	617,963
Northern Star Resources Ltd.	9,998	94,275
Orica Ltd.	3,864	45,978
Origin Energy Ltd.	14,753	88,447
Pilbara Minerals Ltd. (A)	25,104	62,655
Qantas Airways Ltd. (B)	7,291	25,894
QBE Insurance Group Ltd.	12,755	150,693
Quintis Australia Pty. Ltd. (C) (D) (E)	1,725,383	1
Ramsay Health Care Ltd.	1,538	56,636
REA Group Ltd.	446	53,904
Reece Ltd.	1,915	35,066
Rio Tinto Ltd.	3,162	250,889
Santos Ltd.	27,520	138,984
Scentre Group, REIT	44,064	97,341
SEEK Ltd.	3,065	50,032
Sonic Healthcare Ltd.	3,828	73,364
South32 Ltd.	39,142	76,521
Stockland, REIT	20,290	64,127
Suncorp Group Ltd.	10,830	115,600
Telstra Group Ltd.	34,544	86,891
Transurban Group	26,207	227,476
Treasury Wine Estates Ltd.	6,782	55,023
Vicinity Ltd., REIT	32,882	45,641
Washington H Soul Pattinson & Co. Ltd.	1,968	43,103
Wesfarmers Ltd.	9,559	426,072
Westpac Banking Corp.	29,871	508,048
WiseTech Global Ltd.	1,404	85,956
Woodside Energy Group Ltd.	15,937	316,753
Woolworths Group Ltd.	10,327	223,220

		10,231,766

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.1%
Erste Group Bank AG	13,929	$ 620,628
OMV AG	1,521	71,971
Verbund AG	707	51,676
voestalpine AG	1,184	33,211

		777,486

Belgium - 0.2%
Ageas SA	1,474	68,252
Anheuser-Busch InBev SA	7,958	484,737
D’ieteren Group	198	43,919
Elia Group SA	271	29,237
Groupe Bruxelles Lambert NV (D)	614	46,413
Groupe Bruxelles Lambert NV	199	15,041
KBC Group NV	9,855	738,078
Lotus Bakeries NV	4	38,623
Sofina SA (A)	140	31,416
Syensqo SA (B)	739	69,984
UCB SA	1,153	142,304
Umicore SA	1,936	41,762
Warehouses De Pauw CVA, REIT	1,621	46,274

		1,796,040

Bermuda - 0.0% (F)
Arch Capital Group Ltd. (B)	1,040	96,138
Everest Group Ltd.	131	52,072
Liberty Global Ltd., Class C (B)	664	11,713

		159,923

Canada - 1.7%
Agnico Eagle Mines Ltd.	4,347	259,206
Air Canada (B)	1,523	22,049
Algonquin Power & Utilities Corp. (A)	5,767	36,444
Alimentation Couche-Tard, Inc.	6,685	381,542
AltaGas Ltd.	2,443	53,962
ARC Resources Ltd. (A)	5,489	97,862
Bank of Montreal	6,184	603,768
Bank of Nova Scotia (A)	10,509	543,624
Barrick Gold Corp.	15,383	255,863
BCE, Inc.	677	23,006
Brookfield Asset Management Ltd., Class A	3,041	127,742
Brookfield Corp.	12,117	507,026
BRP, Inc.	325	21,822
CAE, Inc. (B)	2,751	56,805
Cameco Corp.	3,655	158,229
Canadian Apartment Properties, REIT	760	26,084
Canadian Imperial Bank of Commerce (A)	8,036	407,391
Canadian National Railway Co.	4,883	643,004
Canadian Natural Resources Ltd.	9,649	736,061
Canadian Pacific Kansas City Ltd.	8,051	709,853
Canadian Tire Corp. Ltd., Class A (A)	491	48,971
Canadian Utilities Ltd., Class A	1,225	27,899
CCL Industries, Inc., Class B	1,275	65,164
Cenovus Energy, Inc.	12,682	253,537
CGI, Inc. (B)	1,820	200,791
Constellation Software, Inc.	188	513,528
Descartes Systems Group, Inc. (B)	775	70,889
Dollarama, Inc.	2,442	186,032
Element Fleet Management Corp.	3,474	56,141
Emera, Inc.	2,387	84,004
Empire Co. Ltd., Class A	1,334	32,578
Enbridge, Inc.	18,514	669,049
Fairfax Financial Holdings Ltd.	197	212,351
First Quantum Minerals Ltd.	5,148	55,336
FirstService Corp.	373	61,751

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Fortis, Inc.	4,312	$ 170,373
Franco-Nevada Corp.	1,748	208,281
George Weston Ltd.	575	77,687
GFL Environmental, Inc.	1,904	65,657
Gildan Activewear, Inc.	1,476	54,777
Great-West Lifeco, Inc.	2,374	75,923
Hydro One Ltd. (G)	2,906	84,742
iA Financial Corp., Inc.	940	58,397
IGM Financial, Inc.	775	19,985
Imperial Oil Ltd.	1,670	115,188
Intact Financial Corp.	1,557	252,927
Ivanhoe Mines Ltd., Class A (A) (B)	5,259	62,741
Keyera Corp.	1,947	50,150
Kinross Gold Corp.	10,762	66,024
Loblaw Cos. Ltd.	1,358	150,482
Lululemon Athletica, Inc. (B)	360	140,634
Lundin Mining Corp.	5,728	58,610
Magna International, Inc.	2,335	127,201
Manulife Financial Corp.	15,428	385,316
MEG Energy Corp. (B)	2,500	57,399
Metro, Inc.	1,932	103,721
National Bank of Canada (A)	2,942	247,731
Northland Power, Inc. (A)	2,243	36,645
Nutrien Ltd.	4,368	237,305
Onex Corp.	634	47,493
Open Text Corp.	2,287	88,741
Pan American Silver Corp.	3,253	49,039
Parkland Corp.	1,328	42,294
Pembina Pipeline Corp.	4,808	169,702
Power Corp. of Canada (A)	5,003	140,278
Quebecor, Inc., Class B	1,325	29,042
RB Global, Inc.	1,581	120,418
Restaurant Brands International, Inc. (A)	2,425	192,579
RioCan, REIT	1,271	17,331
Rogers Communications, Inc., Class B	3,101	127,057
Royal Bank of Canada	12,014	1,211,733
Saputo, Inc.	2,137	42,044
Shopify, Inc., Class A (B)	10,566	815,139
Stantec, Inc.	1,029	85,432
Sun Life Financial, Inc.	5,033	274,622
Suncor Energy, Inc.	11,523	425,259
TC Energy Corp. (A)	8,909	358,057
Teck Resources Ltd., Class B	3,959	181,210
TELUS Corp.	4,179	66,855
TFI International, Inc.	770	122,786
Thomson Reuters Corp.	1,359	211,493
TMX Group Ltd.	2,356	62,146
Toromont Industries Ltd.	764	73,521
Toronto-Dominion Bank	15,824	955,012
Tourmaline Oil Corp.	2,915	136,287
Waste Connections, Inc.	685	117,827
West Fraser Timber Co. Ltd.	534	46,109
Wheaton Precious Metals Corp.	3,960	186,518
WSP Global, Inc.	1,154	192,335

		17,705,619

Chile - 0.0% (F)
Antofagasta PLC	3,441	88,555

Denmark - 0.5%
AP Moller - Maersk AS, Class A	26	33,314
AP Moller - Maersk AS, Class B	41	53,457
Carlsberg AS, Class B	855	117,088
Coloplast AS, Class B	1,172	158,240
Danske Bank AS	6,036	181,179
Demant AS (B)	884	43,938
DSV AS	1,617	262,851

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Genmab AS (B)	601	$ 180,197
Novo Nordisk AS, Class B	28,728	3,685,037
Novonesis (Novozymes) B, B Shares	3,234	190,229
Orsted AS (B) (G)	1,622	90,635
Pandora AS	734	118,472
Rockwool AS, B Shares (B)	82	26,980
Tryg AS	3,037	62,606
Vestas Wind Systems AS (B)	8,899	248,225

		5,452,448

Finland - 0.3%
Elisa OYJ	1,279	57,057
Fortum OYJ (A)	4,142	51,143
Kesko OYJ, B Shares	2,510	46,887
Kone OYJ, Class B	3,069	142,836
Metso OYJ	6,039	71,699
Neste OYJ	3,827	103,632
Nokia OYJ	48,355	171,684
Nordea Bank Abp	125,352	1,415,921
Orion OYJ, Class B	982	36,625
Sampo OYJ, A Shares	4,100	174,786
Stora Enso OYJ, R Shares	5,426	75,427
UPM-Kymmene OYJ	4,978	165,788
Wartsila OYJ Abp	4,365	66,352

		2,579,837

France - 2.2%
Accor SA	1,831	85,534
Aeroports de Paris SA	322	44,153
Air Liquide SA	4,859	1,010,893
Airbus SE	5,559	1,023,864
Alstom SA (A)	2,717	41,418
Amundi SA (G)	574	39,416
Arkema SA	554	58,298
AXA SA	16,852	632,964
BioMerieux	386	42,581
BNP Paribas SA	41,374	2,939,749
Bollore SE	6,923	46,232
Bouygues SA	1,779	72,606
Bureau Veritas SA	2,733	83,383
Capgemini SE	1,447	332,982
Carrefour SA	5,365	91,885
Cie de Saint-Gobain SA	4,192	325,306
Cie Generale des Etablissements Michelin SCA	6,325	242,379
Covivio SA, REIT	471	24,238
Credit Agricole SA	42,128	627,934
Danone SA	5,977	386,188
Dassault Aviation SA	194	42,696
Dassault Systemes SE	6,202	274,600
Edenred SE	2,330	124,329
Eiffage SA	681	77,253
Engie SA	17,034	285,029
EssilorLuxottica SA	2,736	618,978
Eurazeo SE	405	35,501
Gecina SA, REIT	430	43,909
Getlink SE	3,336	56,793
Hermes International SCA	293	747,900
Ipsen SA	353	42,006
Kering SA	688	271,923
Klepierre SA, REIT (A)	2,009	52,018
L’Oreal SA	2,238	1,059,105
La Francaise des Jeux SAEM (G)	975	39,740
Legrand SA	2,474	262,156
LVMH Moet Hennessy Louis Vuitton SE	2,576	2,316,950
Orange SA	17,237	202,475

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Pernod Ricard SA	1,905	$ 308,179
Pluxee NV (B)	819	24,210
Publicis Groupe SA	2,118	230,900
Remy Cointreau SA	217	21,875
Renault SA	1,789	90,317
Safran SA	3,181	720,854
Sanofi SA	10,549	1,035,196
Sartorius Stedim Biotech (B)	259	73,851
Schneider Electric SE	5,059	1,144,249
SEB SA	232	29,685
Societe Generale SA	29,116	779,327
Sodexo SA	819	70,227
STMicroelectronics NV	6,364	274,083
Teleperformance SE	544	52,867
Thales SA	987	168,296
TotalEnergies SE	21,175	1,449,950
Unibail-Rodamco-Westfield, REIT (B)	1,100	88,412
Veolia Environnement SA	6,290	204,461
Vinci SA	4,749	608,462
Vivendi SE	6,273	68,353
Worldline SA (B) (G)	2,250	27,867

		22,176,985

Germany - 1.3%
adidas AG	1,510	337,216
Allianz SE	3,772	1,130,485
BASF SE	8,244	470,761
Bayer AG	9,223	282,885
Bayerische Motoren Werke AG	2,964	342,027
Bechtle AG	767	40,530
Beiersdorf AG	928	135,108
Brenntag SE	1,300	109,508
Carl Zeiss Meditec AG	345	43,101
Commerzbank AG	41,604	571,379
Continental AG	1,031	74,412
Covestro AG (B) (G)	1,814	99,182
Daimler Truck Holding AG	4,935	250,021
Delivery Hero SE (B) (G)	1,692	48,401
Deutsche Bank AG	18,058	284,085
Deutsche Boerse AG	1,769	361,944
Deutsche Lufthansa AG (B)	5,618	44,130
Deutsche Post AG	9,196	396,001
Deutsche Telekom AG	30,172	732,399
E.ON SE	20,835	289,627
Evonik Industries AG	2,156	42,624
Fresenius Medical Care AG	1,904	73,230
Fresenius SE & Co. KGaA	3,902	105,242
GEA Group AG	1,533	64,815
Hannover Rueck SE	556	152,180
Heidelberg Materials AG	1,289	141,775
HelloFresh SE (A) (B)	1,461	10,390
Henkel AG & Co. KGaA	958	68,999
Infineon Technologies AG	12,117	411,977
Knorr-Bremse AG	682	51,578
LEG Immobilien SE (B)	691	59,326
Mercedes-Benz Group AG	7,454	593,561
Merck KGaA	1,230	217,095
MTU Aero Engines AG	517	131,186
Muenchener Rueckversicherungs-Gesellschaft AG	1,270	619,714
Nemetschek SE	531	52,544
Puma SE	986	44,699
Rational AG	47	40,514
Rheinmetall AG	406	228,205
RWE AG	5,850	198,553
SAP SE	9,757	1,899,583

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Scout24 SE (G)	691	$ 52,080
Siemens AG	7,100	1,355,484
Siemens Healthineers AG (B) (G)	2,618	160,202
Symrise AG	1,236	147,947
Talanx AG	594	47,037
Volkswagen AG	273	41,705
Vonovia SE	6,795	200,864
Wacker Chemie AG	171	19,288
Zalando SE (B) (G)	2,111	60,330

		13,335,929

Hong Kong - 0.3%
AIA Group Ltd.	99,983	671,288
BOC Hong Kong Holdings Ltd.	32,080	85,867
Budweiser Brewing Co. APAC Ltd. (G)	15,045	22,144
CK Asset Holdings Ltd.	17,092	70,317
CK Hutchison Holdings Ltd.	23,843	115,150
CK Infrastructure Holdings Ltd.	5,343	31,265
CLP Holdings Ltd.	14,334	114,186
ESR Group Ltd. (G)	19,414	20,761
Futu Holdings Ltd., ADR (B)	504	27,292
Galaxy Entertainment Group Ltd.	19,655	98,691
Hang Lung Properties Ltd.	15,505	15,887
Hang Seng Bank Ltd.	6,590	72,115
Henderson Land Development Co. Ltd.	12,255	34,916
HKT Trust & HKT Ltd.	33,603	39,198
Hong Kong & China Gas Co. Ltd.	96,470	73,090
Hong Kong Exchanges & Clearing Ltd.	10,519	306,153
Hongkong Land Holdings Ltd.	9,608	29,497
Jardine Matheson Holdings Ltd.	1,395	52,033
Link, REIT	22,802	98,032
MTR Corp. Ltd.	13,341	43,976
New World Development Co. Ltd. (A)	12,931	13,646
Power Assets Holdings Ltd.	11,727	68,622
Prudential PLC	24,863	233,160
Sino Land Co. Ltd.	34,802	36,150
SITC International Holdings Co. Ltd.	11,642	21,270
Sun Hung Kai Properties Ltd.	12,388	119,418
Swire Pacific Ltd., Class A	3,420	28,140
Swire Properties Ltd.	10,096	21,206
Techtronic Industries Co. Ltd.	11,595	157,180
WH Group Ltd. (G)	73,667	48,566
Wharf Holdings Ltd. (A)	9,162	30,084
Wharf Real Estate Investment Co. Ltd.	14,614	47,519
Xinyi Glass Holdings Ltd.	14,576	15,438

		2,862,257

Ireland - 0.4%
Accenture PLC, Class A	1,847	640,189
AerCap Holdings NV (B)	1,930	167,736
AIB Group PLC	61,201	310,590
Allegion PLC	272	36,641
Aptiv PLC (B)	784	62,446
Bank of Ireland Group PLC	41,052	418,530
CRH PLC	6,288	541,897
DCC PLC	871	63,322
Experian PLC	8,127	354,294
Flutter Entertainment PLC (B)	1,559	310,698
James Hardie Industries PLC, CDI (B)	3,773	151,479
Jazz Pharmaceuticals PLC (B)	184	22,157
Kerry Group PLC, Class A	1,396	119,643
Kingspan Group PLC	1,362	124,105
Medtronic PLC	3,803	331,431
Smurfit Kappa Group PLC	2,310	105,343
Trane Technologies PLC	605	181,621

		3,942,122

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.1%
Azrieli Group Ltd.	410	$ 29,606
Bank Hapoalim BM	12,281	115,166
Bank Leumi Le-Israel BM	14,734	122,501
Check Point Software Technologies Ltd. (B)	906	148,593
CyberArk Software Ltd. (B)	404	107,315
Elbit Systems Ltd.	258	53,897
Global-e Online Ltd. (B)	875	31,806
ICL Group Ltd.	7,479	39,542
Israel Discount Bank Ltd., Class A	11,958	61,890
Mizrahi Tefahot Bank Ltd.	1,493	55,995
Monday.com Ltd. (B)	257	58,049
Nice Ltd. (B)	612	159,323
Teva Pharmaceutical Industries Ltd., ADR (B)	10,855	153,164
Wix.com Ltd. (B)	526	72,314

		1,209,161

Italy - 0.8%
Amplifon SpA	1,126	41,060
Assicurazioni Generali SpA	9,343	236,470
Banco BPM SpA	47,336	314,990
Davide Campari-Milano NV	4,842	48,654
DiaSorin SpA	207	19,987
Enel SpA	74,556	492,180
Eni SpA	21,819	344,806
Ferrari NV	1,162	506,464
FinecoBank Banca Fineco SpA	24,199	362,497
Infrastrutture Wireless Italiane SpA (G)	3,125	35,501
Intesa Sanpaolo SpA	610,249	2,214,088
Leonardo SpA	3,733	93,757
Mediobanca Banca di Credito Finanziario SpA	21,730	323,753
Moncler SpA	1,893	141,284
Nexi SpA (B) (G)	5,432	34,423
Poste Italiane SpA (G)	4,813	60,259
Prysmian SpA	2,421	126,390
Recordati Industria Chimica e Farmaceutica SpA	950	52,516
Snam SpA	18,559	87,618
Telecom Italia SpA (B)	92,610	22,490
Terna - Rete Elettrica Nazionale	12,827	106,002
UniCredit SpA	62,957	2,389,127

		8,054,316

Jordan - 0.0% (F)
Hikma Pharmaceuticals PLC	1,464	35,450

Luxembourg - 0.0% (F)
ArcelorMittal SA	4,694	128,907
Eurofins Scientific SE	1,260	80,311
Tenaris SA	4,360	86,150

		295,368

Macau - 0.0% (F)
Sands China Ltd. (B)	20,816	58,643

Netherlands - 1.1%
ABN AMRO Bank NV (G)	18,921	323,545
Adyen NV (B) (G)	212	358,627
Akzo Nobel NV	1,637	122,177
Argenx SE (B)	531	209,727
ASM International NV	450	274,735
ASML Holding NV	3,850	3,705,817
BE Semiconductor Industries NV	739	113,133
DSM BV (B) (D) (E)	1,957	202,686

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Euronext NV (G)	794	$ 75,553
EXOR NV	2,158	239,917
Heineken Holding NV	1,239	99,985
Heineken NV	2,743	264,383
IMCD NV	548	96,574
ING Groep NV, Series N	143,877	2,366,510
JDE Peet’s NV	930	19,525
Koninklijke Ahold Delhaize NV	9,226	275,910
Koninklijke KPN NV	32,150	120,218
Koninklijke Philips NV	7,490	150,347
NN Group NV	2,603	120,249
NXP Semiconductors NV	703	174,182
OCI NV	1,013	27,748
Prosus NV	14,099	442,251
Qiagen NV (B)	2,068	88,428
Randstad NV (A)	1,059	55,891
Stellantis NV	20,320	577,541
Universal Music Group NV	7,798	234,551
Wolters Kluwer NV	2,356	369,065

		11,109,275

New Zealand - 0.0% (F)
Auckland International Airport Ltd.	12,817	63,940
Fisher & Paykel Healthcare Corp. Ltd.	5,763	88,316
Mercury Ltd.	6,774	28,047
Meridian Energy Ltd.	12,267	43,314
Spark New Zealand Ltd.	17,805	50,688
Xero Ltd. (B)	1,233	107,120

		381,425

Norway - 0.1%
Adevinta ASA (B)	3,135	32,862
Aker BP ASA	2,849	71,457
DNB Bank ASA	8,255	164,089
Equinor ASA	8,084	216,767
Gjensidige Forsikring ASA	1,780	25,836
Kongsberg Gruppen ASA	782	53,995
Mowi ASA	4,110	75,495
Norsk Hydro ASA	11,582	63,648
Orkla ASA	6,211	43,867
Salmar ASA	645	42,569
Telenor ASA	5,724	63,664
Yara International ASA	1,490	47,247

		901,496

Philippines - 0.0% (F)
Aboitiz Equity Ventures, Inc.	5,921	4,935
Ayala Corp.	868	9,882
Ayala Land, Inc.	23,489	13,501
Bank of the Philippine Islands	6,725	14,128
BDO Unibank, Inc.	8,190	22,509
International Container Terminal Services, Inc.	3,607	20,404
JG Summit Holdings, Inc.	9,151	5,925
Jollibee Foods Corp.	1,532	6,887
Manila Electric Co.	986	6,262
Metropolitan Bank & Trust Co.	6,221	7,225
PLDT, Inc.	262	6,373
SM Investments Corp.	830	14,361
SM Prime Holdings, Inc.	35,034	20,379
Universal Robina Corp.	3,091	5,790

		158,561

Portugal - 0.0% (F)
EDP - Energias de Portugal SA	27,785	108,213

Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Portugal (continued)
Galp Energia SGPS SA	4,006	$ 66,189
Jeronimo Martins SGPS SA	2,514	49,851

		224,253

Singapore - 0.2%
CapitaLand Ascendas, REIT	32,220	66,098
CapitaLand Integrated Commercial Trust, REIT	46,188	67,730
Capitaland Investment Ltd.	23,113	45,875
City Developments Ltd.	4,417	19,137
DBS Group Holdings Ltd.	15,641	417,364
Genting Singapore Ltd.	52,334	34,301
Grab Holdings Ltd., Class A (B)	16,591	52,096
Jardine Cycle & Carriage Ltd.	954	17,077
Keppel Ltd.	12,613	68,565
Mapletree Logistics Trust, REIT	30,115	32,563
Mapletree Pan Asia Commercial Trust, REIT	20,380	19,320
Oversea-Chinese Banking Corp. Ltd.	29,471	294,437
Sea Ltd., ADR (B)	3,316	178,102
Seatrium Ltd. (B)	385,657	22,564
Sembcorp Industries Ltd.	7,818	31,266
Singapore Airlines Ltd. (A)	12,773	60,542
Singapore Exchange Ltd.	7,460	50,884
Singapore Technologies Engineering Ltd.	13,612	40,526
Singapore Telecommunications Ltd.	71,178	133,368
United Overseas Bank Ltd.	10,956	237,823
UOL Group Ltd.	4,112	17,511
Wilmar International Ltd.	17,202	43,698

		1,950,847

Spain - 0.9%
Acciona SA	230	28,002
ACS Actividades de Construccion y Servicios SA	1,901	79,534
Aena SME SA (G)	695	136,801
Amadeus IT Group SA	4,170	267,409
Banco Bilbao Vizcaya Argentaria SA (A)	234,736	2,795,824
Banco Santander SA	635,874	3,101,806
CaixaBank SA (A)	162,426	787,323
Cellnex Telecom SA (B) (G)	5,246	185,466
Corp. ACCIONA Energias Renovables SA (A)	613	13,346
EDP Renovaveis SA	2,748	37,192
Enagas SA	2,288	33,978
Endesa SA	2,922	54,111
Ferrovial SE	4,732	187,256
Grifols SA (A) (B)	2,752	24,755
Iberdrola SA	55,807	692,084
Industria de Diseno Textil SA	10,067	506,873
Naturgy Energy Group SA (A)	1,160	25,154
Redeia Corp. SA	3,744	63,840
Repsol SA	11,854	197,457
Telefonica SA	47,608	210,019

		9,428,230

Sweden - 0.4%
Alfa Laval AB	2,531	99,500
Assa Abloy AB, Class B	8,795	252,330
Atlas Copco AB, A Shares	23,662	399,672
Atlas Copco AB, B Shares	13,711	202,578
Beijer Ref AB (A)	3,403	50,549
Boliden AB	2,409	66,898
Epiroc AB, Class A	5,756	108,140
Epiroc AB, Class B	3,407	57,706
EQT AB	3,204	101,352
Essity AB, Class B (A)	5,321	126,364

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Evolution AB (G)	1,613	$ 200,510
Fastighets AB Balder, B Shares (B)	5,772	42,427
Getinge AB, B Shares	2,020	40,649
H&M Hennes & Mauritz AB, B Shares	5,691	92,819
Hexagon AB, B Shares	18,254	216,067
Holmen AB, B Shares (B)	706	28,718
Husqvarna AB, B Shares	3,081	26,377
Industrivarden AB, A Shares	1,142	39,272
Industrivarden AB, C Shares (A)	1,285	44,190
Indutrade AB (B)	2,423	66,076
Investment AB Latour, B Shares	1,316	34,609
Investor AB, B Shares	15,149	380,211
L E Lundbergforetagen AB, B Shares	672	36,375
Lifco AB, B Shares	2,074	54,175
Nibe Industrier AB, B Shares (A)	13,540	66,486
Saab AB, Class B	678	60,300
Sagax AB, Class B	1,750	46,170
Sandvik AB	9,434	209,498
Securitas AB, B Shares (A)	4,335	44,691
Skandinaviska Enskilda Banken AB, Class A	13,771	186,482
Skanska AB, B Shares	2,999	53,373
SKF AB, B Shares (A)	2,980	60,831
Svenska Cellulosa AB SCA, Class B (A)	5,499	84,406
Svenska Handelsbanken AB, A Shares	12,712	128,557
Swedbank AB, A Shares (A)	7,420	147,166
Swedish Orphan Biovitrum AB (B)	1,703	42,511
Tele2 AB, B Shares	4,667	38,325
Telefonaktiebolaget LM Ericsson, B Shares (A)	25,287	136,168
Telia Co. AB	20,727	53,115
Volvo AB, A Shares	1,755	48,335
Volvo AB, B Shares (A)	13,227	358,478
Volvo Car AB, Class B (B)	5,281	20,021

		4,552,477

Switzerland - 1.5%
ABB Ltd.	14,079	653,955
Adecco Group AG	1,402	55,436
Alcon, Inc.	4,330	358,845
Avolta AG (B)	840	34,956
Bachem Holding AG (A)	295	28,262
Baloise Holding AG	401	62,828
Banque Cantonale Vaudoise	264	30,678
Barry Callebaut AG	32	46,447
BKW AG	182	27,930
Chocoladefabriken Lindt & Spruengli AG	10	228,320
Chubb Ltd.	1,152	298,518
Cie Financiere Richemont SA, Class A	4,583	698,744
Clariant AG (B)	1,883	25,452
Coca-Cola HBC AG	1,749	55,254
DSM-Firmenich AG	1,775	201,837
EMS-Chemie Holding AG	61	46,806
Garmin Ltd.	473	70,416
Geberit AG	292	172,574
Givaudan SA	81	360,699
Glencore PLC	92,481	508,103
Helvetia Holding AG	325	44,794
Holcim AG	4,540	411,084
Julius Baer Group Ltd.	1,821	105,159
Kuehne & Nagel International AG	464	129,139
Logitech International SA	1,430	128,055
Lonza Group AG	643	385,151
Nestle SA	23,322	2,476,112
Novartis AG	17,930	1,737,034
Partners Group Holding AG	199	284,207

Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG	6,394	$ 1,632,658
Sandoz Group AG (B)	3,550	107,108
Schindler Holding AG	557	138,655
SGS SA (B)	1,311	127,197
Siemens Energy AG (B)	4,947	90,757
SIG Group AG	2,691	59,677
Sika AG	1,331	396,415
Sonova Holding AG	444	128,545
Straumann Holding AG	962	153,604
Swatch Group AG	718	80,019
Swiss Life Holding AG	258	180,859
Swiss Prime Site AG	671	63,279
Swiss Re AG	2,646	340,194
Swisscom AG (B)	224	136,956
TE Connectivity Ltd.	875	127,085
Temenos AG	557	39,824
UBS Group AG	28,881	888,351
VAT Group AG (G)	234	121,249
Zurich Insurance Group AG	1,277	688,590

		15,167,817

United Kingdom - 2.0%
3i Group PLC	8,631	306,002
abrdn PLC	17,486	31,141
Admiral Group PLC	2,378	85,149
Amcor PLC	4,240	40,322
Anglo American PLC	11,465	282,436
Ashtead Group PLC	3,901	277,694
Associated British Foods PLC	3,056	96,351
AstraZeneca PLC	13,553	1,826,570
Atlassian Corp., Class A (B)	482	94,043
Auto Trader Group PLC (G)	8,116	71,726
Aviva PLC	24,371	152,753
BAE Systems PLC	26,831	457,005
Barclays PLC	134,382	310,726
Barratt Developments PLC	8,627	51,786
Berkeley Group Holdings PLC	939	56,390
BP PLC	151,315	946,699
British American Tobacco PLC	18,864	572,849
BT Group PLC	59,547	82,410
Bunzl PLC	2,983	114,757
Burberry Group PLC	3,216	49,237
Centrica PLC	48,292	77,805
CNH Industrial NV	2,947	38,193
Coca-Cola Europacific Partners PLC	1,990	139,200
Compass Group PLC	15,021	440,412
Croda International PLC	1,240	76,719
Diageo PLC	19,853	733,056
Endeavour Mining PLC	1,632	33,143
Entain PLC	5,645	56,813
Evraz PLC (B) (D) (E) (H)	6,267	0
Ferguson PLC	630	137,611
G4S Ltd. (B) (D) (E)	27,853	86,129
GSK PLC	36,069	777,831
Haleon PLC	49,144	206,612
Halma PLC	3,355	100,273
Hargreaves Lansdown PLC	3,406	31,640
HSBC Holdings PLC	172,500	1,347,692
Imperial Brands PLC	7,610	170,008
Informa PLC	12,233	128,336
InterContinental Hotels Group PLC	1,450	150,838
Intertek Group PLC	1,431	90,036
J Sainsbury PLC	14,628	49,923
JD Sports Fashion PLC	22,865	38,815
Kingfisher PLC	16,895	53,182
Land Securities Group PLC, REIT	6,247	51,897

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Legal & General Group PLC	52,520	$ 168,637
Lloyds Banking Group PLC	567,824	370,953
London Stock Exchange Group PLC	3,687	441,621
M&G PLC	19,871	55,302
Melrose Industries PLC	12,044	102,305
Mondi PLC	4,120	72,567
National Grid PLC	32,426	436,276
NatWest Group PLC	51,596	172,899
Next PLC	1,066	124,212
NMC Health PLC (B) (D) (E) (H)	77,617	0
Ocado Group PLC (B)	5,040	28,950
Pearson PLC	5,669	74,556
Pentair PLC	508	43,403
Persimmon PLC	2,841	47,189
Phoenix Group Holdings PLC	6,651	46,388
Reckitt Benckiser Group PLC	6,321	359,970
RELX PLC	16,658	719,892
Rentokil Initial PLC	22,548	134,241
Rio Tinto PLC	9,785	619,606
Rolls-Royce Holdings PLC (B)	74,250	399,880
Sage Group PLC	9,091	145,206
Schroders PLC	7,218	34,309
Segro PLC, REIT	10,392	118,545
Severn Trent PLC	2,398	74,758
Shell PLC	58,564	1,940,309
Smith & Nephew PLC	7,670	95,994
Smiths Group PLC	3,067	63,543
Spirax-Sarco Engineering PLC	659	83,592
SSE PLC	9,656	201,091
St. James’s Place PLC	4,969	29,132
Standard Chartered PLC	20,467	173,439
Taylor Wimpey PLC	31,122	53,834
Tesco PLC	63,069	236,101
Unilever PLC	22,172	1,112,519
United Utilities Group PLC	6,083	79,003
Vodafone Group PLC	208,521	185,440
Whitbread PLC	1,701	71,149
Willis Towers Watson PLC	323	88,825
Wise PLC, Class A (B)	5,504	64,509
WPP PLC	9,534	90,683

		20,283,038

United States - 12.7%
3M Co.	1,622	172,046
A.O. Smith Corp.	379	33,905
Abbott Laboratories	4,937	561,139
AbbVie, Inc.	4,988	908,315
ABIOMED, Inc. (B) (D) (E)	56	57
Adobe, Inc. (B)	1,304	657,998
Advanced Micro Devices, Inc. (B)	4,490	810,400
AECOM	405	39,722
AES Corp.	1,883	33,762
Aflac, Inc.	1,625	139,523
Agilent Technologies, Inc.	806	117,281
Air Products & Chemicals, Inc.	687	166,439
Airbnb, Inc., Class A (B)	1,250	206,200
Akamai Technologies, Inc. (B)	467	50,791
Albemarle Corp. (A)	360	47,426
Albertsons Cos., Inc., Class A	983	21,076
Alexandria Real Estate Equities, Inc., REIT	522	67,291
Align Technology, Inc. (B)	229	75,094
Alliant Energy Corp.	686	34,574
Allstate Corp.	703	121,626
Ally Financial, Inc.	736	29,874
Alnylam Pharmaceuticals, Inc. (B)	383	57,239
Alphabet, Inc., Class A (B)	17,134	2,586,035

Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Alphabet, Inc., Class C (B)	15,105	$ 2,299,887
Altria Group, Inc.	5,083	221,720
Amazon.com, Inc. (B)	26,555	4,789,991
Ameren Corp.	720	53,251
American Electric Power Co., Inc.	1,503	129,408
American Express Co.	1,816	413,485
American Financial Group, Inc.	221	30,162
American Homes 4 Rent, Class A, REIT	905	33,286
American International Group, Inc.	1,968	153,839
American Tower Corp., REIT	1,350	266,747
American Water Works Co., Inc.	604	73,815
Ameriprise Financial, Inc.	315	138,109
AMETEK, Inc.	601	109,923
Amgen, Inc.	1,541	438,137
Amphenol Corp., Class A	1,743	201,055
Analog Devices, Inc.	1,447	286,202
Annaly Capital Management, Inc., REIT	1,417	27,901
ANSYS, Inc. (B)	266	92,345
Aon PLC, Class A	625	208,575
APA Corp.	871	29,945
Apollo Global Management, Inc.	1,116	125,494
Apple, Inc.	44,803	7,682,818
Applied Materials, Inc.	2,360	486,703
Archer-Daniels-Midland Co.	1,570	98,612
Ares Management Corp., Class A	498	66,224
Arista Networks, Inc. (B)	705	204,436
Arthur J Gallagher & Co.	662	165,526
Aspen Technology, Inc. (B)	91	19,408
Assurant, Inc.	162	30,495
AT&T, Inc.	20,578	362,173
Atmos Energy Corp.	459	54,561
Autodesk, Inc. (B)	659	171,617
Automatic Data Processing, Inc.	1,167	291,447
AutoZone, Inc. (B)	55	173,341
AvalonBay Communities, Inc., REIT	438	81,275
Avantor, Inc. (B)	1,876	47,969
Avery Dennison Corp.	252	56,259
Axon Enterprise, Inc. (B)	217	67,895
Baker Hughes Co.	2,984	99,964
Ball Corp.	882	59,412
Bank of America Corp.	20,483	776,715
Bank of New York Mellon Corp.	2,192	126,303
Bath & Body Works, Inc.	660	33,013
Baxter International, Inc.	1,458	62,315
Becton Dickinson & Co.	792	195,980
Bentley Systems, Inc., Class B	661	34,517
Berkshire Hathaway, Inc., Class B (B)	3,716	1,562,652
Best Buy Co., Inc.	611	50,120
Bill Holdings, Inc. (B)	301	20,685
Bio-Rad Laboratories, Inc., Class A (B)	68	23,519
Bio-Techne Corp.	485	34,139
Biogen, Inc. (B)	446	96,171
BioMarin Pharmaceutical, Inc. (B)	572	49,958
BlackRock, Inc.	459	382,668
Blackstone, Inc.	2,006	263,528
Block, Inc. (B)	1,594	134,821
Boeing Co. (B)	1,662	320,749
Booking Holdings, Inc.	110	399,067
Booz Allen Hamilton Holding Corp.	404	59,970
BorgWarner, Inc.	732	25,430
Boston Properties, Inc., REIT	472	30,826
Boston Scientific Corp. (B)	4,190	286,973
Bristol-Myers Squibb Co.	6,003	325,543
Broadcom, Inc.	1,232	1,632,905
Broadridge Financial Solutions, Inc., ADR	361	73,954
Brookfield Renewable Corp., Class A	1,276	31,312
Brown & Brown, Inc.	742	64,955

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Brown-Forman Corp., Class B	861	$ 44,445
Builders FirstSource, Inc. (B)	385	80,292
Bunge Global SA	468	47,979
Burlington Stores, Inc. (B)	199	46,206
Cadence Design Systems, Inc. (B)	733	228,168
Caesars Entertainment, Inc. (B)	679	29,699
Camden Property Trust, REIT	329	32,374
Campbell Soup Co.	592	26,314
Capital One Financial Corp.	1,061	157,972
Cardinal Health, Inc.	757	84,708
Carlisle Cos., Inc.	157	61,520
Carlyle Group, Inc.	668	31,336
CarMax, Inc. (B)	499	43,468
Carnival Corp. (B)	2,902	47,419
Carrier Global Corp.	2,385	138,640
Catalent, Inc. (B)	573	32,346
Caterpillar, Inc.	1,487	544,881
Cboe Global Markets, Inc.	324	59,529
CBRE Group, Inc., Class A (B)	864	84,015
CDW Corp.	410	104,870
Celanese Corp.	323	55,511
Celsius Holdings, Inc. (B)	476	39,470
Cencora, Inc.	525	127,570
Centene Corp. (B)	1,508	118,348
CenterPoint Energy, Inc.	1,859	52,963
CF Industries Holdings, Inc.	610	50,758
CH Robinson Worldwide, Inc.	363	27,639
Charles River Laboratories International, Inc. (B)	157	42,539
Charles Schwab Corp.	4,354	314,968
Charter Communications, Inc., Class A (B)	307	89,223
Cheniere Energy, Inc.	655	105,638
Chesapeake Energy Corp.	354	31,446
Chevron Corp.	5,291	834,602
Chipotle Mexican Grill, Inc. (B)	85	247,075
Church & Dwight Co., Inc.	756	78,858
Cigna Group	821	298,179
Cincinnati Financial Corp.	481	59,726
Cintas Corp.	283	194,429
Cisco Systems, Inc.	11,672	582,550
Citigroup, Inc.	5,591	353,575
Citizens Financial Group, Inc.	1,376	49,935
Cleveland-Cliffs, Inc. (B)	1,489	33,860
Clorox Co.	379	58,029
Cloudflare, Inc., Class A (B)	758	73,397
CME Group, Inc.	1,013	218,089
CMS Energy Corp.	807	48,694
Coca-Cola Co.	11,796	721,679
Cognizant Technology Solutions Corp., Class A	1,460	107,003
Coinbase Global, Inc., Class A (B)	527	139,718
Colgate-Palmolive Co.	2,219	199,821
Comcast Corp., Class A	11,770	510,229
Conagra Brands, Inc.	1,370	40,607
Confluent, Inc., Class A (B)	574	17,518
ConocoPhillips	3,449	438,989
Consolidated Edison, Inc.	969	87,995
Constellation Brands, Inc., Class A	512	139,141
Constellation Energy Corp.	905	167,289
Cooper Cos., Inc.	612	62,094
Copart, Inc. (B)	2,471	143,120
Corning, Inc.	2,318	76,401
Corpay, Inc. (B)	217	66,953
Corteva, Inc.	2,037	117,474
CoStar Group, Inc. (B)	1,166	112,636
Costco Wholesale Corp.	1,264	926,044
Coterra Energy, Inc.	2,189	61,029

Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Crowdstrike Holdings, Inc., Class A (B)	695	$ 222,810
Crown Castle, Inc., REIT	1,253	132,605
Crown Holdings, Inc.	378	29,960
CSX Corp.	5,717	211,929
Cummins, Inc.	442	130,235
CVS Health Corp.	3,652	291,284
D.R. Horton, Inc.	839	138,057
Danaher Corp.	1,983	495,195
Darden Restaurants, Inc.	374	62,514
Darling Ingredients, Inc. (B)	502	23,348
Datadog, Inc., Class A (B)	689	85,160
DaVita, Inc. (B)	169	23,330
Dayforce, Inc. (B)	464	30,721
Deckers Outdoor Corp. (B)	81	76,242
Deere & Co.	755	310,109
Dell Technologies, Inc., Class C	690	78,736
Delta Air Lines, Inc.	489	23,408
Devon Energy Corp.	1,836	92,130
Dexcom, Inc. (B)	1,093	151,599
Diamondback Energy, Inc.	534	105,823
Dick’s Sporting Goods, Inc.	191	42,948
Digital Realty Trust, Inc., REIT	842	121,282
Discover Financial Services	669	87,699
DocuSign, Inc. (B)	611	36,385
Dollar General Corp.	691	107,837
Dollar Tree, Inc. (B)	645	85,882
Dominion Energy, Inc.	2,406	118,351
Domino’s Pizza, Inc.	109	54,160
DoorDash, Inc., Class A (B)	695	95,715
Dover Corp.	433	76,723
Dow, Inc.	2,002	115,976
DraftKings, Inc., Class A (B)	1,203	54,628
Dropbox, Inc., Class A (B)	692	16,816
DTE Energy Co.	640	71,770
Duke Energy Corp.	2,191	211,892
DuPont de Nemours, Inc.	1,327	101,741
Dynatrace, Inc. (B)	669	31,068
Eastman Chemical Co.	370	37,081
Eaton Corp. PLC	1,124	351,452
eBay, Inc.	1,580	83,392
Ecolab, Inc.	692	159,783
Edison International	1,095	77,449
Edwards Lifesciences Corp. (B)	1,753	167,517
Electronic Arts, Inc.	690	91,542
Elevance Health, Inc.	616	319,421
Eli Lilly & Co.	2,310	1,797,088
Emerson Electric Co.	1,665	188,844
Enphase Energy, Inc. (B)	450	54,441
Entegris, Inc.	465	65,351
Entergy Corp.	658	69,537
EOG Resources, Inc.	1,724	220,396
EPAM Systems, Inc. (B)	179	49,433
EQT Corp.	1,135	42,074
Equifax, Inc.	377	100,855
Equinix, Inc., REIT	287	236,870
Equitable Holdings, Inc.	963	36,604
Equity LifeStyle Properties, Inc., REIT	546	35,162
Equity Residential, REIT	1,013	63,930
Erie Indemnity Co., Class A	77	30,921
Essential Utilities, Inc.	684	25,342
Essex Property Trust, Inc., REIT	198	48,472
Estee Lauder Cos., Inc., Class A	716	110,371
Etsy, Inc. (B)	377	25,907
Evergy, Inc.	713	38,060
Eversource Energy	992	59,292
Exact Sciences Corp. (B)	564	38,950
Exelon Corp.	2,891	108,615

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Expedia Group, Inc. (B)	438	$ 60,335
Expeditors International of Washington, Inc.	459	55,801
Extra Space Storage, Inc., REIT	656	96,432
Exxon Mobil Corp.	11,705	1,360,589
F5, Inc. (B)	182	34,505
FactSet Research Systems, Inc.	118	53,618
Fair Isaac Corp. (B)	77	96,220
Fastenal Co.	1,661	128,130
FedEx Corp.	730	211,510
Fidelity National Financial, Inc.	697	37,011
Fidelity National Information Services, Inc.	1,762	130,705
Fifth Third Bancorp	1,920	71,443
First Citizens BancShares, Inc., Class A	33	53,955
First Republic Bank (B)	870	33
First Solar, Inc. (B)	331	55,873
FirstEnergy Corp.	1,598	61,715
Fiserv, Inc. (B)	1,786	285,439
FMC Corp.	394	25,098
Ford Motor Co.	11,152	148,099
Fortinet, Inc. (B)	1,899	129,721
Fortive Corp.	986	84,816
Fortune Brands Innovations, Inc.	389	32,937
Fox Corp., Class A	687	21,482
Fox Corp., Class B	443	12,679
Franklin Resources, Inc.	797	22,404
Freeport-McMoRan, Inc.	4,179	196,497
Gaming & Leisure Properties, Inc., REIT	703	32,387
Gartner, Inc. (B)	242	115,354
GE HealthCare Technologies, Inc.	1,159	105,365
Gen Digital, Inc.	1,674	37,498
General Dynamics Corp.	614	173,449
General Electric Co.	3,132	549,760
General Mills, Inc.	1,689	118,179
General Motors Co.	3,920	177,772
Genuine Parts Co.	437	67,704
Gilead Sciences, Inc.	3,513	257,327
Global Payments, Inc.	702	93,829
Globe Life, Inc.	291	33,864
GoDaddy, Inc., Class A (B)	428	50,795
Goldman Sachs Group, Inc.	917	383,022
Graco, Inc.	523	48,880
Halliburton Co.	2,635	103,872
Hartford Financial Services Group, Inc.	834	85,944
Hasbro, Inc.	423	23,908
HCA Healthcare, Inc.	628	209,457
Healthpeak Properties, Inc., REIT	1,636	30,675
HEICO Corp.	134	25,594
HEICO Corp., Class A	230	35,406
Henry Schein, Inc. (B)	398	30,057
Hershey Co.	467	90,832
Hess Corp.	760	116,006
Hewlett Packard Enterprise Co.	3,733	66,186
HF Sinclair Corp.	504	30,426
Hilton Worldwide Holdings, Inc.	705	150,384
Hologic, Inc. (B)	752	58,626
Home Depot, Inc.	2,874	1,102,466
Honeywell International, Inc.	1,845	378,686
Hormel Foods Corp.	830	28,959
Host Hotels & Resorts, Inc., REIT	1,973	40,802
Howmet Aerospace, Inc.	1,102	75,410
HP, Inc.	2,560	77,363
Hubbell, Inc.	164	68,068
HubSpot, Inc. (B)	142	88,972
Humana, Inc.	382	132,447
Huntington Bancshares, Inc.	4,209	58,716
Huntington Ingalls Industries, Inc.	122	35,559

Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Hyatt Hotels Corp., Class A	143	$ 22,826
IDEX Corp.	234	57,101
IDEXX Laboratories, Inc. (B)	254	137,142
Illinois Tool Works, Inc.	830	222,714
Illumina, Inc. (B)	491	67,424
Incyte Corp. (B)	545	31,049
Ingersoll Rand, Inc.	1,144	108,623
Insulet Corp. (B)	215	36,851
Intel Corp.	12,228	540,111
Intercontinental Exchange, Inc.	1,649	226,622
International Business Machines Corp.	2,586	493,823
International Flavors & Fragrances, Inc.	699	60,107
International Paper Co.	942	36,757
Interpublic Group of Cos., Inc.	1,097	35,795
Intuit, Inc.	762	495,300
Intuitive Surgical, Inc. (B)	979	390,709
Invitation Homes, Inc., REIT	1,792	63,813
IQVIA Holdings, Inc. (B)	564	142,630
Iron Mountain, Inc., REIT	796	63,847
J.M. Smucker Co.	321	40,404
Jabil, Inc.	409	54,786
Jack Henry & Associates, Inc.	224	38,916
Jacobs Solutions, Inc.	389	59,801
JB Hunt Transport Services, Inc.	256	51,008
Johnson & Johnson	6,851	1,083,760
Johnson Controls International PLC	2,068	135,082
JPMorgan Chase & Co.	8,225	1,647,467
Juniper Networks, Inc.	894	33,132
Kellanova	749	42,910
Kenvue, Inc.	4,906	105,283
Keurig Dr. Pepper, Inc.	3,053	93,636
KeyCorp	2,735	43,240
Keysight Technologies, Inc. (B)	547	85,540
Kimberly-Clark Corp.	940	121,589
Kimco Realty Corp., REIT	1,831	35,906
Kinder Morgan, Inc.	5,847	107,234
KKR & Co., Inc.	1,670	167,969
KLA Corp.	422	294,797
Knight-Swift Transportation Holdings, Inc.	499	27,455
Kraft Heinz Co.	2,423	89,409
Kroger Co.	1,945	111,118
L3 Harris Technologies, Inc.	588	125,303
Laboratory Corp. of America Holdings	270	58,984
Lam Research Corp.	413	401,258
Lamb Weston Holdings, Inc.	445	47,406
Las Vegas Sands Corp.	1,070	55,319
Lattice Semiconductor Corp. (B)	424	33,170
Lear Corp.	183	26,513
Leidos Holdings, Inc.	403	52,829
Lennar Corp., Class A	770	132,425
Lennox International, Inc.	99	48,387
Liberty Broadband Corp., Class C (B)	377	21,576
Liberty Media Corp. - Liberty Formula One, Class C (B)	608	39,885
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	505	15,004
Linde PLC	1,362	632,404
Live Nation Entertainment, Inc. (B)	492	52,039
LKQ Corp.	735	39,256
Lockheed Martin Corp.	690	313,860
Loews Corp.	588	46,035
Lowe’s Cos., Inc.	1,677	427,182
LPL Financial Holdings, Inc.	230	60,766
Lucid Group, Inc. (A) (B)	2,939	8,376
LyondellBasell Industries NV, Class A	713	72,926
M&T Bank Corp.	518	75,338
Manhattan Associates, Inc. (B)	191	47,794

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Oil Corp.	1,837	$ 52,061
Marathon Petroleum Corp.	1,151	231,927
Markel Group, Inc. (B)	39	59,338
MarketAxess Holdings, Inc.	116	25,433
Marriott International, Inc., Class A	687	173,337
Marsh & McLennan Cos., Inc.	1,412	290,844
Martin Marietta Materials, Inc.	189	116,035
Marvell Technology, Inc.	2,518	178,476
Masco Corp.	693	54,664
Mastercard, Inc., Class A	2,390	1,150,952
Match Group, Inc. (B)	768	27,863
McCormick & Co., Inc.	678	52,077
McDonald’s Corp.	2,048	577,434
McKesson Corp.	415	222,793
Merck & Co., Inc.	7,227	953,603
Meta Platforms, Inc., Class A	6,298	3,058,183
MetLife, Inc.	1,868	138,437
Mettler-Toledo International, Inc. (B)	68	90,528
MGM Resorts International (B)	773	36,493
Microchip Technology, Inc.	1,591	142,729
Micron Technology, Inc.	3,122	368,053
Microsoft Corp.	20,236	8,513,690
MicroStrategy, Inc., Class A (A) (B)	149	253,979
Mid-America Apartment Communities, Inc., REIT	359	47,237
Moderna, Inc. (B)	956	101,871
Molina Healthcare, Inc. (B)	175	71,895
Molson Coors Beverage Co., Class B	583	39,207
Mondelez International, Inc., Class A	3,901	273,070
MongoDB, Inc. (B)	221	79,259
Monolithic Power Systems, Inc.	141	95,516
Monster Beverage Corp. (B)	2,222	131,720
Moody’s Corp.	509	200,052
Mosaic Co.	954	30,967
Motorola Solutions, Inc.	514	182,460
MSCI, Inc.	245	137,310
Nasdaq, Inc.	967	61,018
NetApp, Inc.	655	68,755
Netflix, Inc. (B)	1,272	772,524
Neurocrine Biosciences, Inc. (B)	295	40,686
Newmont Corp.	3,346	119,921
News Corp., Class A	1,087	28,458
NextEra Energy, Inc.	5,948	380,137
NIKE, Inc., Class B	3,472	326,299
NiSource, Inc.	1,184	32,749
Nordson Corp.	159	43,652
Norfolk Southern Corp.	701	178,664
Northern Trust Corp.	642	57,087
Northrop Grumman Corp.	442	211,568
NRG Energy, Inc.	701	47,451
Nucor Corp.	677	133,978
NVIDIA Corp.	6,996	6,321,306
NVR, Inc. (B)	10	81,000
O’Reilly Automotive, Inc. (B)	186	209,972
Occidental Petroleum Corp.	1,911	124,196
Okta, Inc. (B)	467	48,858
Old Dominion Freight Line, Inc.	608	133,340
Omnicom Group, Inc.	610	59,024
ON Semiconductor Corp. (B)	1,267	93,188
ONEOK, Inc.	1,748	140,137
Oracle Corp.	5,321	668,371
Otis Worldwide Corp.	1,167	115,848
Ovintiv, Inc.	727	37,731
Owens Corning	278	46,370
PACCAR, Inc.	1,519	188,189
Packaging Corp. of America	284	53,898
Palantir Technologies, Inc., Class A (B)	5,463	125,704

Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Palo Alto Networks, Inc. (B)	836	$ 237,533
Paramount Global, Class B	1,498	17,631
Parker-Hannifin Corp.	395	219,537
Paychex, Inc.	902	110,766
Paycom Software, Inc.	168	33,434
Paylocity Holding Corp. (B)	140	24,060
PayPal Holdings, Inc. (B)	3,064	205,257
PepsiCo, Inc.	3,950	691,289
Pfizer, Inc.	16,167	448,634
PG&E Corp.	5,761	96,554
Philip Morris International, Inc.	4,441	406,884
Phillips 66	1,295	211,525
Pinterest, Inc., Class A (B)	1,657	57,448
Pioneer Natural Resources Co.	632	165,900
PNC Financial Services Group, Inc.	1,130	182,608
Pool Corp.	123	49,631
PPG Industries, Inc.	629	91,142
PPL Corp.	2,096	57,703
Principal Financial Group, Inc.	646	55,756
Procter & Gamble Co.	6,794	1,102,326
Progressive Corp.	1,701	351,801
Prologis, Inc., REIT	2,665	347,036
Prudential Financial, Inc.	1,014	119,044
PTC, Inc. (B)	367	69,341
Public Service Enterprise Group, Inc.	1,451	96,898
Public Storage, REIT	497	144,160
PulteGroup, Inc.	679	81,901
Qorvo, Inc. (B)	304	34,908
QUALCOMM, Inc.	3,159	534,819
Quanta Services, Inc.	443	115,091
Quest Diagnostics, Inc.	338	44,991
Raymond James Financial, Inc.	609	78,208
Realty Income Corp., REIT	1,994	107,875
Regency Centers Corp., REIT	516	31,249
Regeneron Pharmaceuticals, Inc. (B)	326	313,772
Regions Financial Corp.	2,738	57,608
Reliance, Inc.	183	61,155
Repligen Corp. (B)	161	29,611
Republic Services, Inc.	677	129,605
ResMed, Inc.	447	88,519
Revvity, Inc.	387	40,635
Riot Platforms, Inc. (B)	21,009	257,150
Rivian Automotive, Inc., Class A (A) (B)	1,970	21,572
Robert Half, Inc.	333	26,400
Robinhood Markets, Inc., Class A (B)	1,233	24,820
ROBLOX Corp., Class A (B)	1,176	44,900
Rockwell Automation, Inc.	351	102,257
Roku, Inc. (B)	394	25,677
Rollins, Inc.	796	36,831
Roper Technologies, Inc.	328	183,956
Ross Stores, Inc.	948	139,128
Royal Caribbean Cruises Ltd. (B)	657	91,330
Royalty Pharma PLC, Class A	1,085	32,951
RPM International, Inc.	400	47,580
RTX Corp.	4,236	413,137
S&P Global, Inc.	905	385,032
Salesforce, Inc.	2,783	838,184
SBA Communications Corp., REIT	340	73,678
Schlumberger NV	4,144	227,133
Seagate Technology Holdings PLC	612	56,947
SEI Investments Co.	348	25,021
Sempra	1,841	132,239
ServiceNow, Inc. (B)	627	478,025
Sherwin-Williams Co.	750	260,498
Simon Property Group, Inc., REIT	913	142,875
Sirius XM Holdings, Inc. (A)	2,127	8,253
Skyworks Solutions, Inc.	494	53,510

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Snap, Inc., Class A (B)	2,949	$ 33,855
Snap-on, Inc.	164	48,580
Snowflake, Inc., Class A (B)	772	124,755
Southern Co.	3,109	223,040
Southwest Airlines Co.	450	13,136
SS&C Technologies Holdings, Inc.	687	44,222
Stanley Black & Decker, Inc.	477	46,713
Starbucks Corp.	3,258	297,749
State Street Corp.	878	67,887
Steel Dynamics, Inc.	496	73,522
STERIS PLC	305	68,570
Stryker Corp.	960	343,555
Sun Communities, Inc., REIT	386	49,632
Super Micro Computer, Inc. (B)	147	148,474
Synchrony Financial	1,178	50,795
Synopsys, Inc. (B)	465	265,748
Sysco Corp.	1,463	118,766
T-Mobile US, Inc.	1,516	247,442
T. Rowe Price Group, Inc.	691	84,247
Take-Two Interactive Software, Inc. (B)	514	76,324
Targa Resources Corp.	573	64,170
Target Corp.	1,337	236,930
Teledyne Technologies, Inc. (B)	146	62,681
Teleflex, Inc.	145	32,795
Teradyne, Inc.	480	54,158
Tesla, Inc. (B)	8,333	1,464,858
Texas Instruments, Inc.	2,653	462,179
Texas Pacific Land Corp.	57	32,975
Textron, Inc.	611	58,613
Thermo Fisher Scientific, Inc.	1,089	632,938
TJX Cos., Inc.	3,229	327,485
Toast, Inc., Class A (B)	946	23,574
Toro Co.	326	29,871
Tractor Supply Co.	338	88,461
Trade Desk, Inc., Class A (B)	1,296	113,296
Tradeweb Markets, Inc., Class A	336	35,001
TransDigm Group, Inc.	170	209,372
TransUnion	593	47,321
Travelers Cos., Inc.	700	161,098
Trimble, Inc. (B)	666	42,864
Truist Financial Corp.	3,850	150,073
Twilio, Inc., Class A (B)	531	32,471
Tyler Technologies, Inc. (B)	130	55,251
Tyson Foods, Inc., Class A	796	46,749
U-Haul Holding Co.	304	20,271
Uber Technologies, Inc. (B)	5,270	405,737
UDR, Inc., REIT	859	32,135
UiPath, Inc., Class A (B)	1,102	24,982
Ulta Beauty, Inc. (B)	151	78,955
Union Pacific Corp.	1,770	435,296
United Parcel Service, Inc., Class B	2,039	303,057
United Rentals, Inc.	209	150,712
United Therapeutics Corp. (B)	143	32,850
UnitedHealth Group, Inc.	2,652	1,311,944
Unity Software, Inc. (A) (B)	668	17,836
Universal Health Services, Inc., Class B	192	35,032
US Bancorp	4,381	195,831
Vail Resorts, Inc.	120	26,740
Valero Energy Corp.	1,018	173,762
Veeva Systems, Inc., Class A (B)	473	109,589
Ventas, Inc., REIT	1,154	50,245
Veralto Corp.	631	55,944
VeriSign, Inc. (B)	284	53,821
Verisk Analytics, Inc.	447	105,371
Verizon Communications, Inc.	12,113	508,261
Vertex Pharmaceuticals, Inc. (B)	698	291,771
Vertiv Holdings Co.	925	75,545

Transamerica Series Trust	Page 10

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
VF Corp.	950	$ 14,573
Viatris, Inc.	3,410	40,715
VICI Properties, Inc., REIT	2,932	87,344
Visa, Inc., Class A	4,533	1,265,070
Vistra Corp.	910	63,382
Vulcan Materials Co.	408	111,351
W.R. Berkley Corp.	628	55,540
Walgreens Boots Alliance, Inc.	2,027	43,966
Walmart, Inc.	12,761	767,829
Walt Disney Co.	5,304	648,997
Warner Bros Discovery, Inc. (B)	6,813	59,477
Waste Management, Inc.	1,136	242,138
Waters Corp. (B)	182	62,650
Watsco, Inc.	105	45,357
WEC Energy Group, Inc.	888	72,923
Wells Fargo & Co.	10,377	601,451
Welltower, Inc., REIT	1,498	139,973
West Pharmaceutical Services, Inc.	228	90,222
Western Digital Corp. (B)	898	61,280
Westinghouse Air Brake Technologies Corp.	554	80,707
Westlake Corp.	121	18,489
Westrock Co.	701	34,664
Weyerhaeuser Co., REIT	2,100	75,411
Williams Cos., Inc.	3,532	137,642
Workday, Inc., Class A (B)	640	174,560
WP Carey, Inc., REIT	664	37,476
WW Grainger, Inc.	139	141,405
Wynn Resorts Ltd.	318	32,509
Xcel Energy, Inc.	1,613	86,699
Xylem, Inc.	641	82,843
Yum! Brands, Inc.	761	105,513
Zebra Technologies Corp., Class A (B)	159	47,929
Zillow Group, Inc., Class C (B)	465	22,683
Zimmer Biomet Holdings, Inc.	650	85,787
Zoetis, Inc.	1,317	222,850
Zoom Video Communications, Inc., Class A (B)	649	42,425
Zscaler, Inc. (B)	267	51,432

		130,829,645

Uruguay - 0.0% (F)
MercadoLibre, Inc. (B)	141	213,186

Total Common Stocks (Cost $222,374,304)		285,962,155

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG,
8.59% (I)	547	58,659
Dr. Ing. h.c. F. Porsche AG,
1.09% (G) (I)	1,064	105,928
Henkel AG & Co. KGaA,
2.49% (I)	1,562	125,545
Porsche Automobil Holding SE,
5.22% (I)	1,424	75,462
Sartorius AG,
0.39% (B) (I)	245	97,428
Volkswagen AG,
7.16% (I)	1,914	253,654

Total Preferred Stocks (Cost $897,420)		716,676

	Shares	Value
WARRANT - 0.0%
Canada - 0.0% (F)
Constellation Software, Inc., (B) (D) (E) (J)
Exercise Price CAD 0,
Expiration Date 03/31/2040	203	$ 0

Total Warrant (Cost $0)		0

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
HGI CRE CLO Ltd.
Series 2021-FL2, Class A,
1-Month Term SOFR + 1.11%, 6.44% (K), 09/17/2036 (G)	$ 712,659	706,422
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month Term SOFR + 1.71%, 7.04% (K), 10/15/2031 (G)	189,189	189,619
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A,
5.00%, 09/15/2048 (G)	1,500,000	1,450,364
SLM Private Education Loan Trust
Series 2010-C, Class A5,
1-Month Term SOFR + 4.86%, 10.19% (K), 10/15/2041 (G)	777,895	835,460
SMB Private Education Loan Trust
Series 2019-A, Class A2A,
3.44%, 07/15/2036 (G)	107,310	103,474

Total Asset-Backed Securities (Cost $3,236,105)		3,285,339

CONVERTIBLE BONDS - 0.0% (F)
India - 0.0% (F)
REI Agro Ltd.
5.50%, 11/13/2014 (B) (G) (L)	697,000	3,485
5.50%, 11/13/2014 (B) (L) (M)	259,000	1,295

		4,780

Netherlands - 0.0% (F)
Bio City Development Co. BV
8.00%, 07/06/2024 (B) (D) (E) (G) (L)	2,400,000	96,000

Total Convertible Bonds (Cost $2,277,010)		100,780

CORPORATE DEBT SECURITIES - 11.1%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (K), 11/25/2035 (G)	1,750,000	1,434,102
Commonwealth Bank of Australia
Fixed until 10/03/2024, 1.94% (K), 10/03/2029 (M)	EUR 1,000,000	1,062,397
NBN Co. Ltd.
2.63%, 05/05/2031 (G)	$ 1,215,000	1,033,598

Transamerica Series Trust	Page 11

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Quintis Australia Pty. Ltd.
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (D) (E) (G)	$ 3,336,317	$ 929,164
PIK Rate 13.51%, Cash Rate 7.50%, 10/01/2026 (D) (E) (G) (N)	237,012	94,900
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (K), 11/15/2035	1,250,000	1,032,024

		5,586,185

Canada - 0.3%
Algonquin Power & Utilities Corp.
5.37% (O), 06/15/2026	550,000	547,221
Enbridge, Inc.
2.50%, 01/15/2025	1,775,000	1,732,929
Rogers Communications, Inc.
3.80%, 03/15/2032	975,000	876,832

		3,156,982

Cayman Islands - 0.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/2031	950,000	790,418

France - 1.1%
AXA SA
Fixed until 05/28/2029, 3.25% (K), 05/28/2049 (M)	EUR 1,500,000	1,548,951
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (M)	1,000,000	1,040,381
1.25%, 12/05/2025 (M)	GBP 1,500,000	1,773,331
3.75%, 02/01/2033 (M)	EUR 1,000,000	1,101,290
BPCE SA
5.15%, 07/21/2024 (G)	$ 1,550,000	1,543,491
Fixed until 06/01/2028, 5.75% (K), 06/01/2033 (M)	EUR 2,000,000	2,282,557
Orange SA
Fixed until 10/01/2026 (P), 5.00% (K) (M)	1,360,000	1,494,453

		10,784,454

Germany - 0.6%
Kreditanstalt fuer Wiederaufbau
0.38%, 04/23/2030 (M)	4,630,000	4,364,157
RWE AG
3.63%, 01/10/2032 (M)	1,190,000	1,288,990

		5,653,147

Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (M)	$ 1,050,000	1,126,497

Italy - 0.1%
Assicurazioni Generali SpA
Fixed until 10/27/2027, 5.50% (K), 10/27/2047 (M)	EUR 1,200,000	1,348,075

Japan - 0.4%
NTT Finance Corp.
1.59%, 04/03/2028 (G)	$ 1,975,000	1,743,473
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,975,000	2,493,635

		4,237,108

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (G)	$ 1,575,000	$ 1,281,166

Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (M)	EUR 1,000,000	976,174
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	415,900
1.13%, 03/07/2027	840,000	851,992

		2,244,066

Multi-National - 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/2027	$ 1,000,000	922,232

Netherlands - 0.2%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (M)	EUR 1,000,000	920,522
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	77,665
Upjohn Finance BV
1.91%, 06/23/2032 (M)	1,400,000	1,272,624

		2,270,811

Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (G)	$ 1,860,000	1,715,544

Singapore - 0.0% (F)
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	150,000	147,394

Spain - 0.3%
Banco Santander SA
3.13%, 01/19/2027 (M)	EUR 1,400,000	1,486,051
5.18%, 11/19/2025	$ 1,400,000	1,384,361

		2,870,412

Supranational - 0.4%
Corp. Andina de Fomento
5.00%, 01/24/2029	1,600,000	1,594,174
5.30%, 02/19/2029	AUD 3,370,000	2,201,513

		3,795,687

Switzerland - 0.1%
UBS Group AG
3.75%, 03/26/2025	$ 1,150,000	1,128,816

United Kingdom - 0.8%
BAE Systems PLC
5.25%, 03/26/2031 (G)	200,000	200,972
Barclays PLC
Fixed until 03/12/2029, 5.69% (K), 03/12/2030	1,925,000	1,935,863
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (K), 11/13/2026 (M)	GBP 1,514,000	1,819,558
Lloyds Banking Group PLC
2.25%, 10/16/2024 (M)	1,520,000	1,884,591

Transamerica Series Trust	Page 12

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (M)	GBP 750,000	$ 983,474
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (K), 06/18/2073 (M)	1,360,000	1,699,063

		8,523,521

United States - 5.5%
Air Lease Corp.
3.13%, 12/01/2030	$ 425,000	372,639
Amazon.com, Inc.
3.88%, 08/22/2037	1,400,000	1,265,101
American Express Co.
2.55%, 03/04/2027	550,000	513,903
Aon North America, Inc.
5.45%, 03/01/2034	1,350,000	1,365,251
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,580,109
2.90%, 12/04/2026	GBP 700,000	837,907
3.65%, 06/01/2051	$ 750,000	551,892
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (K), 06/19/2026	2,475,000	2,353,065
Fixed until 04/27/2027, 4.38% (K), 04/27/2028	2,050,000	2,001,893
Fixed until 01/23/2034, 5.47% (K), 01/23/2035	975,000	982,735
Bank of New York Mellon Corp.
Fixed until 03/14/2034, 5.19% (K), 03/14/2035	1,100,000	1,095,102
BAT Capital Corp.
3.56%, 08/15/2027	442,000	418,571
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	425,000	439,043
Celanese US Holdings LLC
6.17%, 07/15/2027	1,550,000	1,579,110
Centene Corp.
2.50%, 03/01/2031	2,275,000	1,872,256
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (K), 05/19/2034	1,045,000	1,070,758
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/2035	425,000	420,487
Chubb INA Holdings, Inc.
0.88%, 06/15/2027	EUR 1,000,000	997,843
Citigroup, Inc.
Fixed until 01/25/2032, 3.06% (K), 01/25/2033	$ 2,275,000	1,932,158
4.45%, 09/29/2027	1,075,000	1,045,954
Crown Castle, Inc.
3.30%, 07/01/2030	1,375,000	1,222,947
Energy Transfer LP
2.90%, 05/15/2025	825,000	800,889
4.05%, 03/15/2025	324,000	319,183
Enterprise Products Operating LLC
4.85%, 01/31/2034	625,000	615,603
Ford Motor Credit Co. LLC
7.20%, 06/10/2030	1,600,000	1,699,227
Foundry JV Holdco LLC
5.88%, 01/25/2034 (G)	625,000	626,488
Georgia-Pacific LLC
2.30%, 04/30/2030 (G)	2,000,000	1,720,180

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Global Payments, Inc.
4.45%, 06/01/2028	$ 1,000,000	$ 967,311
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (K), 07/21/2032	1,075,000	882,073
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (K), 02/17/2033 (M)	EUR 1,000,000	874,572
Fixed until 10/23/2033, 6.25% (K), 10/23/2034	$ 2,700,000	2,887,256
Microsoft Corp.
1.35%, 09/15/2030 (G)	2,475,000	2,044,491
New York Life Global Funding
5.00%, 01/09/2034 (G)	1,125,000	1,113,882
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/2029	2,175,000	1,941,500
ONEOK Partners LP
4.90%, 03/15/2025	742,000	736,498
ONEOK, Inc.
2.75%, 09/01/2024	435,000	429,957
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (K), 10/20/2034	1,775,000	1,945,190
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	952,352
Republic Services, Inc.
5.00%, 04/01/2034	$ 600,000	596,366
T-Mobile USA, Inc.
2.25%, 11/15/2031	1,250,000	1,025,319
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 1,750,000	1,599,995
1.88%, 10/01/2049	400,000	309,847
US Bancorp
Fixed until 06/10/2033, 5.84% (K), 06/12/2034	$ 678,000	691,620
Verizon Communications, Inc.
2.36%, 03/15/2032	1,625,000	1,335,560
3.40%, 03/22/2041	875,000	685,135
Vontier Corp.
2.40%, 04/01/2028	925,000	820,225
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	2,025,000	1,808,953
5.05%, 03/15/2042	375,000	322,377
Wells Fargo & Co.
3.00%, 02/19/2025	700,000	684,831
Williams Cos., Inc.
5.30%, 08/15/2052	925,000	884,331
Xcel Energy, Inc.
2.60%, 12/01/2029	1,425,000	1,242,159

		56,482,094

Total Corporate Debt Securities (Cost $124,069,381)		114,064,609

FOREIGN GOVERNMENT OBLIGATIONS - 25.9%
Australia - 0.4%
Australia Government Bonds
Series 158,
1.25%, 05/21/2032	AUD 3,250,000	1,729,290
Treasury Corp. of Victoria
5.25%, 09/15/2038	4,020,000	2,660,992

		4,390,282

Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (M)	EUR 1,570,000	1,222,411

Transamerica Series Trust	Page 13

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (M)	EUR 1,030,000	$ 803,742
3.45%, 06/22/2043 (M)	1,920,000	2,133,534

		2,937,276

Brazil - 2.1%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2027	BRL 106,838,000	21,722,576

Canada - 1.9%
Canada Government Bonds
2.75%, 12/01/2033	CAD 3,770,000	2,737,100
OMERS Finance Trust
4.75%, 03/26/2031 (G)	$ 1,100,000	1,100,942
Province of British Columbia
2.20%, 06/18/2030	CAD 3,140,000	2,100,751
Province of Ontario
2.05%, 06/02/2030	3,340,000	2,217,281
2.30%, 06/15/2026	$ 2,280,000	2,162,546
4.10%, 03/04/2033	CAD 2,000,000	1,477,291
4.20%, 01/18/2029	$ 1,790,000	1,767,999
Province of Quebec
Zero Coupon, 10/29/2030 (M)	EUR 2,160,000	1,927,006
1.90%, 09/01/2030	CAD 3,340,000	2,186,057
4.50%, 04/03/2029 (Q)	$ 2,100,000	2,100,985

		19,777,958

China - 7.7%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 8,500,000	1,178,575
3.79%, 10/26/2030	7,650,000	1,141,115
China Development Bank
3.34%, 07/14/2025	8,500,000	1,194,997
3.70%, 10/20/2030	16,150,000	2,398,644
China Government Bonds
2.37%, 01/20/2027	48,000,000	6,685,919
2.40%, 07/15/2028	14,000,000	1,947,703
2.76%, 05/15/2032	301,280,000	42,703,946
2.80%, 11/15/2032	21,400,000	3,046,063
3.27%, 11/19/2030	78,400,000	11,480,607
3.53%, 10/18/2051	4,000,000	647,078
3.81%, 09/14/2050	22,000,000	3,700,578
Series 1608,
3.52%, 04/25/2046	4,000,000	634,324
Series 1915,
3.13%, 11/21/2029	11,000,000	1,588,996
Export-Import Bank of China
2.93%, 03/02/2025	8,500,000	1,186,450

		79,534,995

Colombia - 0.1%
Colombia TES
Series B,
7.00%, 03/26/2031	COP 3,601,000,000	802,044

Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 17,200,000	616,965

Denmark - 0.1%
Denmark Government Bonds
Series G,
2.25%, 11/15/2033	DKK 3,880,000	557,545

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Estonia - 0.1%
Estonia Government International Bonds
3.25%, 01/17/2034 (M)	EUR 770,000	$ 820,616

Finland - 0.1%
Finland Government Bonds
1.13%, 04/15/2034 (M)	900,000	829,981

France - 1.7%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (M)	1,400,000	1,290,519
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (M)	15,430,000	14,383,833
1.50%, 05/25/2050 (M)	1,730,000	1,304,583
SNCF Reseau
1.88%, 03/30/2034 (M)	900,000	861,058

		17,839,993

Germany - 1.8%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 - 05/15/2036 (M)	11,220,000	10,233,949
0.25%, 02/15/2029 (M)	1,050,000	1,027,900
1.70%, 08/15/2032 (M)	2,280,000	2,359,616
4.25%, 07/04/2039 (M)	3,520,000	4,653,337

		18,274,802

Greece - 1.2%
Hellenic Republic Government Bonds
Zero Coupon, 06/15/2033 (M) (R)	9,019,000	10,464,644
3.38%, 06/15/2034 (M)	2,030,000	2,189,408

		12,654,052

Hungary - 0.1%
Hungary Government Bonds
3.00%, 08/21/2030	HUF 113,030,000	250,826
4.75%, 11/24/2032	241,240,000	576,584
Hungary Government International Bonds
4.00%, 07/25/2029 (M)	EUR 461,000	495,561

		1,322,971

Indonesia - 0.5%
Indonesia Treasury Bonds
7.00%, 02/15/2033	IDR 25,000,000,000	1,607,963
8.25%, 05/15/2029	8,156,000,000	550,755
8.38%, 03/15/2034	41,964,000,000	2,959,051

		5,117,769

Italy - 1.0%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (M)	EUR 1,000,000	1,000,530
4.45%, 09/01/2043 (M)	1,070,000	1,208,862
Series 30Y,
4.50%, 10/01/2053 (M)	1,570,000	1,784,887
Series 7Y,
4.00%, 11/15/2030 (M)	3,900,000	4,369,016
Republic of Italy Government International Bonds
0.88%, 05/06/2024	$ 1,750,000	1,741,775

		10,105,070

Transamerica Series Trust	Page 14

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 1.8%
Japan Bank for International Cooperation
4.38%, 01/24/2031	$ 940,000	$ 931,093
Japan Government Ten Year Bonds
0.10%, 03/20/2030	JPY 278,000,000	1,804,686
Series 363,
0.10%, 06/20/2031	95,000,000	610,697
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	1,413,000,000	6,931,429
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	915,000,000	5,333,873
0.60%, 06/20/2037	412,000,000	2,590,990

		18,202,768

Luxembourg - 0.2%
European Financial Stability Facility
3.00%, 09/04/2034 (M)	EUR 1,510,000	1,654,157

Malaysia - 0.2%
Malaysia Government Bonds
3.89%, 08/15/2029	MYR 7,100,000	1,516,348
Series 0122,
3.58%, 07/15/2032	2,600,000	538,938

		2,055,286

Mexico - 0.1%
Mexico Bonos
Series M,
8.50%, 05/31/2029	MXN 24,000,000	1,396,488

Netherlands - 0.3%
Nederlandse Waterschapsbank NV
1.00%, 05/28/2030 (G)	$ 929,000	757,006
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (M)	EUR 2,100,000	1,941,380
2.75%, 01/15/2047 (M)	660,000	723,006

		3,421,392

Norway - 0.0% (F)
Norway Government Bonds
2.13%, 05/18/2032 (M)	NOK 2,230,000	184,599

Poland - 0.1%
Republic of Poland Government Bonds
Series 0432,
1.75%, 04/25/2032	PLN 2,900,000	556,426

Republic of Korea - 0.5%
Export-Import Bank of Korea
0.63%, 02/09/2026	$ 1,460,000	1,349,004
Korea Development Bank
0.80%, 07/19/2026	2,070,000	1,885,991
Korea Electric Power Corp.
1.13%, 06/15/2025 (G)	2,250,000	2,140,345

		5,375,340

Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,100,000	786,578

Slovenia - 0.1%
Slovenia Government International Bonds
5.00%, 09/19/2033 (G)	$ 1,500,000	1,501,875

Spain - 1.2%
Spain Government Bonds
Zero Coupon, 01/31/2028	EUR 1,570,000	1,521,874
2.70%, 10/31/2048 (M)	872,000	797,329

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Spain Government Bonds (continued)
2.80%, 05/31/2026	EUR 4,620,000	$ 4,960,043
3.25%, 04/30/2034 (M)	4,560,000	4,958,814
3.45%, 07/30/2066 (M)	290,000	290,885

		12,528,945

Supranational - 0.6%
Africa Finance Corp.
4.38%, 04/17/2026 (M)	$ 1,240,000	1,196,600
Asian Development Bank
2.13%, 05/19/2031	NZD 810,000	405,001
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (M)	$ 530,000	455,779
European Investment Bank
Zero Coupon, 01/14/2031 (M)	EUR 2,430,000	2,189,783
International Bank for Reconstruction & Development
4.25%, 09/18/2030	CAD 3,060,000	2,306,739

		6,553,902

Sweden - 0.1%
Sweden Government Bonds
Series 1063,
1.75%, 11/11/2033 (M)	SEK 11,200,000	990,275

Thailand - 0.2%
Thailand Government Bonds
2.00%, 12/17/2031	THB 59,000,000	1,568,885

United Arab Emirates - 0.0% (F)
Abu Dhabi Government International Bonds
3.13%, 04/16/2030 (G)	$ 378,000	347,379

United Kingdom - 1.1%
U.K. Gilt
0.38%, 10/22/2030 (M)	GBP 3,210,000	3,262,265
0.63%, 10/22/2050 (M)	4,410,000	2,319,998
0.88%, 07/31/2033 (M)	720,000	695,747
1.63%, 10/22/2028 (M)	1,510,000	1,736,036
3.50%, 01/22/2045 (M)	2,550,000	2,826,916

		10,840,962

Total Foreign Government Obligations (Cost $291,488,514)		266,492,563

MORTGAGE-BACKED SECURITIES - 2.2%
Ireland - 0.1%
Berg Finance DAC
Series 2021-1, Class A,
3-Month EURIBOR + 1.05%, 5.02% (K), 04/22/2033 (M)	EUR 153,082	154,877
Glenbeigh 2 Issuer DAC
Series 2021-2A, Class A,
3-Month EURIBOR + 0.75%, 4.68% (K), 06/24/2050 (G)	885,912	955,666

		1,110,543

United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C,
SONIA + 2.22%, 7.44% (K), 04/17/2044 (M)	GBP 1,069,880	1,282,450

Transamerica Series Trust	Page 15

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States - 2.0%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A,
2.85%, 08/14/2034 (G)	$ 1,000,000	$ 872,704
Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1,
3.00% (K), 01/25/2052 (G)	1,681,771	1,405,922
BPR Trust
Series 2022-SSP, Class A,
1-Month Term SOFR + 3.00%, 8.33% (K), 05/15/2039 (G)	2,000,000	2,008,750
BX Commercial Mortgage Trust
Series 2023-VLT2, Class A,
1-Month Term SOFR + 2.28%, 7.61% (K), 06/15/2040 (G)	800,000	803,250
BX Trust
Series 2019-OC11, Class D,
3.94% (K), 12/09/2041 (G)	576,000	507,925
Series 2023-DELC, Class A,
1-Month Term SOFR + 2.69%, 8.02% (K), 05/15/2038 (G)	1,310,000	1,326,375
CSMC Trust
Series 2022-NWPT, Class A,
1-Month Term SOFR + 3.14%, 8.47% (K), 09/09/2024 (G)	1,000,000	1,002,792
GCAT Trust
Series 2024-INV1, Class 2A2,
6.50% (K), 01/25/2054 (G)	1,469,931	1,483,087
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6,
3.00% (K), 06/25/2052 (G)	859,488	718,512
Hundred Acre Wood Trust
Series 2021-INV3, Class A3,
2.50% (K), 12/25/2051 (G)	1,284,312	1,030,360
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A,
1-Month SOFR Average + 1.40%, 6.72% (K), 03/15/2039 (G)	1,300,000	1,296,547
JPMorgan Mortgage Trust
Series 2021-INV6, Class A2,
3.00% (K), 04/25/2052 (G)	1,494,965	1,257,231
Series 2022-INV3, Class A3B,
3.00% (K), 09/25/2052 (G)	1,272,393	1,059,715
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1,
3.57%, 02/15/2036 (G)	538,463	503,286
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3,
4.75% (K), 12/15/2046 (G)	882,200	816,350
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (K), 02/25/2060 (G)	186,633	165,231
Olympic Tower Mortgage Trust
Series 2017-OT, Class A,
3.57%, 05/10/2039 (G)	1,400,000	1,212,643

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Onslow Bay Financial LLC
Series 2023-INV1, Class A1,
3.00% (K), 01/25/2052 (G)	$ 1,145,432	$ 957,555
PRKCM Trust
Series 2023-AFC1, Class A1,
6.60% (K), 02/25/2058 (G)	634,610	633,725
PRMI Securitization Trust
Series 2021-1, Class A2,
2.50% (K), 04/25/2051 (G)	1,644,055	1,318,969

		20,380,929

Total Mortgage-Backed Securities (Cost $24,874,774)		22,773,922

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds,
Series A,
4.45%, 04/01/2122	710,000	611,277

Total Municipal Government Obligation (Cost $710,000)		611,277

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2052	7,255,089	5,754,205
2.50%, 06/01/2050 - 01/01/2053	3,187,496	2,647,694
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	6,094,186	5,050,090
3.00%, 01/01/2053	11,191,208	9,642,516
3.50%, 01/01/2051	4,500,910	4,080,129
6.50%, 10/01/2053	382,624	391,734
Uniform Mortgage-Backed Security, TBA
3.00%, 04/01/2054 (Q)	300,000	258,376
4.00%, 04/01/2054 (Q)	6,800,000	6,303,356
4.50%, 04/01/2054 (Q)	2,400,000	2,287,499
5.00%, 04/01/2054 (Q)	4,975,000	4,857,965
5.50%, 04/01/2054 (Q)	3,325,000	3,310,810
6.00%, 04/01/2054 (Q)	4,010,000	4,048,717

Total U.S. Government Agency Obligations (Cost $50,778,563)		48,633,091

U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury - 5.4%
U.S. Treasury Bonds
1.13%, 05/15/2040	7,850,000	4,913,610
1.75%, 08/15/2041	4,560,000	3,082,631
2.38%, 11/15/2049	1,820,000	1,249,117
2.50%, 02/15/2045	2,450,000	1,794,434
2.75%, 08/15/2047	380,000	284,881
2.88%, 05/15/2049	275,500	209,950
U.S. Treasury Notes
0.38%, 12/31/2025	10,450,000	9,694,416
0.50%, 04/30/2027	5,880,000	5,225,620
1.38%, 11/15/2031	6,710,000	5,485,425
1.88%, 02/15/2032	4,070,000	3,440,422
2.13%, 05/15/2025	7,500,000	7,269,141
2.38%, 03/31/2029	4,900,000	4,493,453
3.38%, 05/15/2033	9,730,000	9,123,395

Total U.S. Government Obligations (Cost $61,058,944)		56,266,495

Transamerica Series Trust	Page 16

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury Bills
5.31% (I), 08/01/2024	$ 5,916,000	$ 5,812,368

Total Short-Term U.S. Government Obligation (Cost $5,812,830)		5,812,368

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (I)	3,970,006	3,970,006

Total Other Investment Company (Cost $3,970,006)		3,970,006

	Principal	Value
REPURCHASE AGREEMENT - 20.1%
Fixed Income Clearing Corp., 2.50% (I), dated 03/28/2024, to be repurchased at $207,259,131 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $211,345,640. (R)	$ 207,201,574	207,201,574

Total Repurchase Agreement (Cost $207,201,574)		207,201,574

Total Investments (Cost $998,749,425)		1,015,890,855
Net Other Assets (Liabilities) - 1.3%		13,820,235

Net Assets - 100.0%		$ 1,029,711,090

Transamerica Series Trust	Page 17

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month CNY-CNRR	Receive	2.38%	Quarterly	11/03/2028	CNY	86,649,500	$147,579	$—	$147,579
1-Month CNY-CNRR	Receive	2.38	Quarterly	11/03/2028	CNY	86,649,500	147,836	—	147,836
1-Month CNY-CNRR	Receive	2.56	Quarterly	05/16/2028	CNY	153,625,000	410,171	—	410,171
1-Month CNY-CNRR	Receive	2.56	Quarterly	05/16/2028	CNY	153,625,000	410,376	—	410,376
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,161,410	(7,532)	—	(7,532)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	6,529,127	(6,025)	—	(6,025)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,161,409	(7,532)	—	(7,532)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,834,236	(7,241)	—	(7,241)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,161,409	(6,690)	—	(6,690)
12-Month EUR-CPTFE	Receive	2.18	Maturity	01/15/2034	EUR	8,161,409	469	—	469
12-Month EUR-CPTFE	Receive	2.42	Maturity	01/15/2054	EUR	2,893,110	(54,465)	—	(54,465)
12-Month EUR-CPTFE	Receive	2.42	Maturity	01/15/2054	EUR	2,936,944	(51,950)	—	(51,950)
12-Month EUR-CPTFE	Receive	2.42	Maturity	01/15/2054	EUR	2,936,946	(51,950)	—	(51,950)

Total							$923,046	$—	$923,046

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily Trust Net Japan USD Index	BCLY	Receive	Quarterly	05/10/2024	USD	42,372,019	5,168	$2,735,865	$—	$2,735,865
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/20/2024	USD	71,860,604	132,310	(176,443)	—	(176,443)
MSCI USA Gross Return Index	GSI	Receive	Quarterly	05/08/2024	USD	171,205,177	7,705	9,862,404	—	9,862,404
MSCI USA Gross Return Index	UBS	Receive	Quarterly	09/24/2024	USD	111,442,319	4,733	470,042	—	470,042

Total								$12,891,868	$—	$12,891,868

Transamerica Series Trust	Page 18

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Bilateral Equity Basket Total Return Swaps

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
BNP Paribas EMU Anti-Value	BNP	Pay	09/18/2024	EUR	1,389,649	0.1	$(30,742)	$—	$(30,742)
BNP Paribas EMU Anti-Value	BNP	Pay	09/18/2024	EUR	1,389,469	0.1	(23,419)	—	(23,419)
BNP Paribas EMU Anti-Value	BNP	Pay	09/18/2024	EUR	1,364,765	0.1	(12,512)	—	(12,512)
BNP Paribas EMU Anti-Value	BNP	Pay	09/18/2024	EUR	1,384,424	0.1	(26,070)	—	(26,070)
BNP Paribas EMU Anti-Value	BNP	Pay	09/18/2024	EUR	1,383,920	0.1	(30,946)	—	(30,946)
BNP Paribas EMU Anti-Value+Quality (a)	BNP	Pay	09/18/2024	EUR	1,852,129	0.2	(58,806)	—	(58,806)
BNP Paribas EMU Anti-Value+Quality (a)	BNP	Pay	09/18/2024	EUR	1,833,592	0.2	(49,400)	—	(49,400)
BNP Paribas EMU Anti-Value+Quality (a)	BNP	Pay	09/18/2024	EUR	1,785,565	0.2	(27,898)	—	(27,898)
BNP Paribas EMU Anti-Value+Quality (a)	BNP	Pay	09/18/2024	EUR	1,824,806	0.2	(53,259)	—	(53,259)
BNP Paribas EMU Anti-Value+Quality (a)	BNP	Pay	09/18/2024	EUR	1,829,606	0.2	(56,693)	—	(56,693)
BNP Paribas EMU Value	BNP	Receive	09/18/2024	EUR	1,395,950	0.1	63,120	—	63,120
BNP Paribas EMU Value	BNP	Receive	09/18/2024	EUR	1,391,370	0.1	58,037	—	58,037
BNP Paribas EMU Value	BNP	Receive	09/18/2024	EUR	1,391,918	0.1	55,390	—	55,390
BNP Paribas EMU Value	BNP	Receive	09/18/2024	EUR	1,388,576	0.1	50,539	—	50,539
BNP Paribas EMU Value	BNP	Receive	09/18/2024	EUR	1,346,800	0.1	31,748	—	31,748
BNP Paribas EMU Value+Quality (b)	BNP	Receive	09/18/2024	EUR	1,841,371	0.2	73,364	—	73,364
BNP Paribas EMU Value+Quality (b)	BNP	Receive	09/18/2024	EUR	1,829,777	0.2	74,273	—	74,273
BNP Paribas EMU Value+Quality (b)	BNP	Receive	09/18/2024	EUR	1,857,914	0.2	70,452	—	70,452
BNP Paribas EMU Value+Quality (b)	BNP	Receive	09/18/2024	EUR	1,830,082	0.2	66,226	—	66,226
BNP Paribas EMU Value+Quality (b)	BNP	Receive	09/18/2024	EUR	1,775,903	0.2	44,060	—	44,060
BNP Paribas Long EMU Domestics (c)	BNP	Receive	01/15/2025	EUR	18,913,844	1.8	2,434,116	—	2,434,116
BNP Paribas Long EMU Domestics (c)	BNP	Receive	01/15/2025	EUR	5,289,584	0.5	346,338	—	346,338
BNP Paribas Short US Domestics (d)	BNP	Pay	01/15/2025	USD	20,396,677	2.0	(1,812,233)	—	(1,812,233)
BNP Paribas Short US Domestics (d)	BNP	Pay	01/15/2025	USD	5,747,155	0.6	(178,221)	—	(178,221)
JPMorgan Long Japan 80% Value	JPM	Receive	03/18/2025	USD	8,118,293	0.8	312,604	—	312,604
JPMorgan Long Korea 20% Value	JPM	Receive	03/18/2025	USD	4,086,780	0.4	(168,268)	—	(168,268)
JPMorgan Long US Value+Quality Combo (e)	JPM	Receive	03/17/2025	USD	5,951,307	0.6	123,816	—	123,816
JPMorgan Long US Value+Quality Combo (e)	JPM	Receive	03/17/2025	USD	8,831,024	0.9	344,268	—	344,268
JPMorgan Short Japan 80% Anti-Value	JPM	Pay	03/18/2025	USD	8,058,507	0.8	(53,817)	—	(53,817)
JPMorgan Short Korea 20% Anti-Value	JPM	Pay	10/23/2024	USD	3,816,888	0.4	(558,728)	—	(558,728)
JPMorgan Short US High Earnings Revisions (f)	JPM	Pay	03/17/2025	USD	5,956,323	0.6	(149,130)	—	(149,130)
JPMorgan Short US High Earnings Revisions (f)	JPM	Pay	03/17/2025	USD	8,852,061	0.9	(335,381)	—	(335,381)

Total							$522,828	$—	$522,828

Value
OTC Swap Agreements, at value (Assets)	$17,216,662
OTC Swap Agreements, at value (Liabilities)	$(3,801,966)

Transamerica Series Trust	Page 19

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of March 31, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Airbus SE	146	$ 24,997	2.44%
MTU Aero Engines AG	105	24,720	2.41
Rheinmetall AG	53	27,577	2.69

		77,294

Automobiles
Ferrari NV	59	23,756	2.32

Beverages
Davide Campari-Milano NV	3,043	28,343	2.77
Remy Cointreau SA	220	20,511	2.00

		48,854

Biotechnology
Aegenx SE	65	23,923	2.33

Broadline Retail
Prosus NV	831	24,156	2.36

Capital Markets
Deutsche Boerse AG	138	26,204	2.56
Euronext NV	301	26,572	2.59

		52,776

Chemicals
DSM-Firmenich AG	220	23,189	2.26
OCI NV	928	23,553	2.30
Symrise AG	213	23,577	2.30

		70,319

Construction & Engineering
Ferrovial SE	650	23,844	2.33

Diversified Telecommunication Services
Infrastrutture Wireless Italiane SpA	2,415	25,433	2.48

Electric Utilities
Elia Group SA	189	18,884	1.84

Electrical Equipment
Siemens Energy AG	1,629	27,708	2.70

Financial Services
Adyen NV	18	27,888	2.72
Edenred SE	525	25,946	2.53
Groupe Bruxelles Lambert NV	231	16,195	1.58
Nexi SpA	4,065	23,878	2.33
Sofina SA	41	8,436	0.82

		102,343

Food Products
Lotus Bakeries NV	1	11,680	1.14

Hotels, Restaurants & Leisure
Accor SA	538	23,286	2.27
Delivery Hero SE	864	22,913	2.24

		46,199

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Independent Power and Renewable Electricity Producers
EDP Renovaveis SA	1,884	$ 23,637	2.31%

Industrial REITs
Warehouses de Pauw CVA	530	14,016	1.37

Insurance
Hannover Rueck SE	107	27,205	2.65
Sampo OYJ - A Shares	634	25,060	2.45

		52,265

Interactive Media & Services
Scout24 SE	270	18,894	1.84

Life Sciences Tools & Services
Sartorius AG	62	22,964	2.24
Sartorius Stedim Biotech	82	21,576	2.11

		44,540

Machinery
Rational AG	23	18,429	1.80

Media
Vivendi SE	2,466	24,905	2.43

Multi-Utilities
E.ON SE	1,943	25,033	2.44

Oil, Gas & Consumable Fuels
Neste OYJ	920	23,095	2.25

Personal Care Products
Beiersdorf AG	217	29,305	2.86

Pharmaceuticals
UCB SA	213	24,322	2.37

Real Estate Management & Development
LEG Immobilien SE	129	10,280	1.00

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	161	22,848	2.23

Software
SAP SE	130	23,450	2.29

Textiles, Apparel & Luxury Goods
Adidas AG	110	22,782	2.22
Moncler SpA	323	22,352	2.18

		45,134

Transportation Infrastructure
ADP	185	23,554	2.30
Getlink SE	1,507	23,782	2.32

		47,336

TOTAL COMMON STOCKS - LONG		$ 1,024,658

Transamerica Series Trust	Page 20

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of March 31, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
Cie Generale des Etablissements Michelin SCA	698	$ 24,778	2.38%

Automobiles
Bayerische Motoren Werke AG	228	24,433	2.34
Mercedes-Benz Group AG	331	24,452	2.34
Stellantis NV	947	24,955	2.39
Volkswagen AG	124	17,544	1.68
Volkswagen AG	213	26,138	2.51

		117,522

Banks
ABN AMRO Bank NV	1,524	24,158	2.32
Banco Santander SA	5,668	25,627	2.46
Bank of Ireland Group PLC	2,621	24,765	2.37
Erste Group Bank AG	607	25,071	2.40
ING Groep NV	1,639	24,981	2.40
Unicredit SpA	713	25,062	2.40

		149,664

Building Products
Cie de Saint-Gobain SA	329	23,641	2.27

Capital Markets
Deutsche Bank AG	1,695	24,712	2.37

Chemicals
Syensqo SA	289	25,404	2.44

Commercial Services & Supplies
DHL Group	589	23,517	2.26

Communications Equipment
Nokia OYJ	6,795	22,364	2.14

Construction & Engineering
Eiffage SA	221	23,247	2.23
Vinci SA	194	23,069	2.21

		46,316

Construction Materials
Heidelberg Materials AG	245	25,027	2.40

Consumer Staples Distribution & Retail
Carrefour SA	1,575	25,003	2.40
Jeronimo Martins SGPS SA	1,308	24,042	2.31
Koninklijke Ahold Delhaize NV	899	24,910	2.39

		73,955

Diversified REITs
Covivio SA	539	25,714	2.47

Diversified Telecommunication Services
Orange SA	2,179	23,730	2.28
Telefonica SA	5,873	24,013	2.30

		47,743

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electric Utilities
Endesa SA	1,410	$ 24,208	2.32%
Fortum OYJ	1,964	22,482	2.16

		46,690

Energy Equipment & Services
Tenaris SA	1,272	23,293	2.23

Financial Services
Eurazeo SE	268	21,764	2.09
Worldline SA	2,272	26,082	2.50

		47,846

Health Care Providers & Services
Fresenius Medical Care AG & Co. KGAA	629	22,438	2.15
Fresenius SE & Co. KGaA	903	22,565	2.16

		45,003

Household Products
Henkel AG & Co. KGaA	244	16,317	1.56

Media
Publicis Groupe SA	231	23,330	2.24

Metals & Mining
ArcelorMittal SA	930	23,666	2.27

Multi-Utilities
Veolia Environnement SA	781	23,524	2.26

Passenger Airlines
Deutsche Lufthansa AG	3,374	24,562	2.36

Pharmaceuticals
Bayer AG	873	24,828	2.38
Sanofi SA	258	23,436	2.25

		48,264

Professional Services
Randstad NV	452	22,104	2.12
Teleperformance SE	263	23,673	2.27

		45,777

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	530	21,161	2.03

Trading Companies & Distributors
Rexel SA	919	23,003	2.21

TOTAL COMMON STOCKS - LONG		$ 1,042,793

Transamerica Series Trust	Page 21

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of March 31, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Rheinmetall AG	150	$ 77,959	6.82%

Automobiles
Iveco Group NV	2,828	39,031	3.41

Building Products
Cie de Saint-Gobain SA	1,181	84,918	7.43
Kingspan Group PLC	577	48,773	4.27

		133,691

Construction & Engineering
Bouygues SA	957	36,202	3.17
Eiffage SA	356	37,468	3.28
Vinci SA	1,089	129,344	11.31

		203,014

Containers & Packaging
Smurfit Kappa Group PLC	1,090	46,080	4.03

Distributors
D’ieteren Group	134	27,582	2.41

Health Care Providers & Services
Basic-Fit NV	326	6,734	0.59

Hotels, Restaurants & Leisure
La Francaise des Jeux SAEM	504	19,037	1.66

Interactive Media & Services
Scout24 SE	461	32,240	2.82

IT Services
Bechtle AG	477	23,372	2.04
Capgemini SE	406	86,516	7.57
Exclusive Networks SA	89	1,966	0.17
Indra Sistemas SA	958	18,396	1.61

		130,250

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Media
ProSiebenSat.1 Media SE	1,885	$ 12,273	1.07%
Vivendi SE	3,420	34,539	3.02

		46,812

Paper & Forest Products
Stora Enso OYJ, R Shares	2,879	37,102	3.24

Passenger Airlines
Deutsche Lufthansa AG	3,894	28,349	2.48

Professional Services
Randstad NV	627	30,677	2.68

Software
ADP	249	31,660	2.77

Specialty Retail
Industria de Diseno Textil SA	2,512	117,217	10.25
Zalando SE	1,570	41,583	3.64

		158,800

Transportation Infrastructure
Aena SME SA	263	47,897	4.19
Fraport AG Frankfurt Airport Services Worldwide	313	15,298	1.34
Getlink SE	1,986	31,338	2.74

		94,533

TOTAL COMMON STOCKS - LONG		$ 1,143,551

Transamerica Series Trust	Page 22

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of March 31, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Fedex Corp.	60	$ 17,330	1.58%
United Parcel Service, Inc., Class B	182	27,015	2.46

		44,345

Building Products
Trane Technologies PLC	57	17,095	1.56

Chemicals
Sherwin-Williams Co.	62	21,536	1.96

Commercial Services & Supplies
Cintas Corp.	23	15,802	1.44
Copart, Inc.	215	12,448	1.13
Republic Services, Inc.	56	10,721	0.98
Waste Connections, Inc.	65	11,110	1.01
Waste Management, Inc.	102	21,772	1.98

		71,853

Construction & Engineering
Quanta Services, Inc.	37	9,569	0.87

Construction Materials
Martin Marietta Materials, Inc.	16	9,580	0.87
Vulcan Materials Co.	33	9,054	0.83

		18,634

Communications Equipment
Arista Networks, Inc.	66	19,083	1.74

Electronic Equipment, Instruments & Components
CDW Corp.	34	8,594	0.78

Entertainment
Walt Disney Co.	475	58,109	5.30

Ground Transportation
CSX Corp.	507	18,804	1.71
Norfolk Southern Corp.	58	14,702	1.34
Old Dominion Freight Line	50	10,994	1.00
Union Pacific Corp.	155	38,180	3.48

		82,680

Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	61	8,348	0.76
Hilton Worldwide Holdings, Inc.	66	14,026	1.28
Marriott International, Class A	64	16,246	1.48
Starbucks Corp.	292	26,687	2.43

		65,307

Household Durables
D.R. Horton, Inc.	76	12,461	1.14
Lennar Corp., Class A	61	10,543	0.96
NVR, Inc.	1	6,574	0.60
PulteGroup, Inc.	55	6,650	0.61

		36,228

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Media
Charter Communications, Inc., Class A	25	$ 7,365	0.67%
Comcast Corp., Class A	1,047	45,368	4.14

		52,733

Professional Services
Automatic Data Processing, Inc.	105	26,220	2.39
Equifax, Inc.	31	8,305	0.76
Verisk Analytics, Inc.	36	8,565	0.78

		43,090

Software
Cognizant Technology Solutions Corp., Class A	128	9,393	0.86
Crowdstrike Holdings, Inc., Class A	53	16,938	1.54
DataDog, Inc., Class A	64	7,919	0.72
Fair Isaac Corp.	6	7,497	0.68
Roper Technologies, Inc.	27	15,125	1.38
Snowflake, Inc., Class A	70	11,380	1.04
Workday, Inc., Class A	52	14,092	1.28

		82,344

Specialty Retail
Autozone, Inc.	5	14,287	1.30
Home Depot, Inc.	247	94,619	8.63
Lowe’s Cos., Inc.	144	36,673	3.34
O’Reilly Automotive, Inc.	15	16,997	1.55
Ross Stores, Inc.	85	12,523	1.14
TJX Cos., Inc.	286	28,983	2.64
Tractor Supply Co.	28	7,375	0.67

		211,457

Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	30	11,541	1.05

Trading Companies & Distributors
Fastenal Co.	143	11,007	1.00
United Rentals, Inc.	17	12,464	1.14
WW Grainger, Inc.	11	11,511	1.05

		34,982

TOTAL COMMON STOCKS - LONG		$ 889,180

Transamerica Series Trust	Page 23

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of March 31, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
FedEx Corp.	207	$ 59,872	0.59%

Automobile Components
Borgwarner, Inc.	1,613	56,022	0.55

Automobiles
Group 1 Automotive, Inc.	198	57,908	0.57
Standard Motor Products, Inc.	1,710	57,373	0.56

		115,281

Banks
Bank OZK	1,222	55,549	0.54
Comerica, Inc.	1,016	55,845	0.55
Preferred Bank	723	55,513	0.54

		166,907

Building Products
GMS, Inc.	575	55,981	0.55

Capital Markets
Invesco Ltd.	3,363	55,785	0.55
State Street Corp.	719	55,630	0.54

		111,415

Construction & Engineering
Meritage Homes Corp.	326	57,154	0.56

Financial Services
Affiliated Managers Group	331	55,398	0.54
Jackson Financial, Inc., Class A	859	56,837	0.56
MGIC Investment Corp.	2,506	56,043	0.55

		168,278

Food Products
Archer-Daniels-Midland Co.	903	56,692	0.56
Bunge Global SA	559	57,340	0.56

		114,032

Health Care Providers & Services
AMN HealthCare Services, Inc.	887	55,447	0.54
CVS Health Corp.	701	55,895	0.55
Pediatrix Medical Group, Inc.	5,623	56,396	0.55

		167,738

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	839	56,475	0.55
Marriott Vacations Worldwide Corp.	544	58,606	0.57
Monarch Casino & Resort, Inc.	738	55,369	0.54

		170,450

Household Durables
Green Brick Partners, Inc.	966	58,185	0.57
PulteGroup, Inc.	466	56,185	0.55

		114,370

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance
NMI Holdings, Inc., Class A	1,746	$ 56,454	0.55%

Leisure Products
Polaris, Inc.	577	57,756	0.57

Life Sciences Tools & Services
Valmont Industries, Inc.	246	56,160	0.55

Machinery
AGCO Corp.	454	55,886	0.55
Encore Wire Corp.	237	62,388	0.61
National Presto Industries, Inc.	688	57,635	0.56
Oshkosh Corp.	458	57,095	0.56
Wabash National Corp.	1,936	57,963	0.57

		290,967

Media
Fox Corp., Class B	1,951	55,836	0.55

Metals & Mining
Commercial Metals Co.	1,002	58,859	0.58
Terex Corp.	904	58,187	0.57
Worthington Steel, Inc.	1,710	61,307	0.60

		178,353

Oil, Gas & Consumable Fuels
Chord Energy Corp.	322	57,375	0.56
NewMarket Corp.	87	55,424	0.54
Valero Energy Corp.	333	56,843	0.56

		169,642

Passenger Airlines
Delta Air Lines, Inc.	1,201	57,472	0.56

Personal Care Products
Buckle, Inc.	1,389	55,924	0.55

Real Estate Management & Development
ABM Industries, Inc.	1,251	55,825	0.55
Highwoods Properties, Inc.	2,130	55,764	0.55
Medical Properties Trust, Inc.	11,917	56,008	0.55
Urban Edge Properties	3,502	60,484	0.59
Vestis Corp.	2,876	55,412	0.54

		283,493

Retail REITs
Site Centers Corp.	4,199	61,520	0.60

Software
Consensus Cloud Solution, Inc.	3,868	61,342	0.60
GEO Group, Inc.	4,312	60,888	0.60
Ryder System, Inc.	465	55,842	0.55

		178,072

TOTAL COMMON STOCKS - LONG		$ 2,859,149

Transamerica Series Trust	Page 24

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

(f)	The significant reference entities underlying the corresponding total return swap as of March 31, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
Applied Industrial Technologies, Inc.	286	$ 56,512	0.55%
Dorman Products, Inc.	584	56,267	0.55

		112,779

Building Products
Carlisle Cos., Inc.	146	57,290	0.56

Capital Markets
Northern Trust Corp.	643	57,194	0.56

Chemicals
Ashland, Inc.	665	64,783	0.63
Ecolab, Inc.	282	65,076	0.63
Innospec, Inc.	510	65,793	0.64
Myers Industries, Inc.	2,475	57,340	0.56
Sherwin-Williams Co.	187	65,001	0.63

		317,993

Construction & Engineering
Century Communities, Inc.	597	57,569	0.56
EMCOR Group, Inc.	163	56,979	0.56
Interface, Inc.	3,420	57,527	0.56

		172,075

Consumer Staples Distribution & Retail
Casey’s General Stores, Inc.	180	57,184	0.56

Electric Utilities
Constellation Energy Corp.	315	58,293	0.57

Energy Equipment & Services
Equitrans Midstream Corp.	4,625	57,766	0.56
OSI Systems, Inc.	406	58,030	0.57

		115,796

Financial Services
Hannon Armstrong Sustainable	2,029	57,617	0.56
Openlane, Inc.	3,345	57,860	0.56
PRA Group, Inc.	2,175	56,716	0.55
UMB Financial Corp.	657	57,147	0.56
WisdomTree, Inc.	6,199	56,971	0.56
World Acceptance Corp.	400	58,038	0.57

		344,349

Health Care Equipment & Supplies
Cencora, Inc.	262	63,694	0.62
Chemed Corp.	95	61,244	0.60
Encompass Health Corp.	804	66,434	0.65
Ensign Group, Inc.	499	62,087	0.61
Haemonetics Corp.	685	58,458	0.57
HCA Healthcare, Inc.	191	63,626	0.62
Radnet, Inc.	1,366	66,453	0.65

		441,996

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care REITs
Community Healthcare Trust, Inc.	3,922	$ 104,134	1.01%

Hotels, Restaurants & Leisure
Viad Corp.	1,472	58,136	0.57

Household Durables
Installed Building Products, Inc.	220	56,812	0.55

Insurance
Kemper Corp.	928	57,492	0.56
Mercury General Corp.	1,145	59,074	0.58
Progressive Corp.	272	56,254	0.55

		172,820

Machinery
Paccar, Inc.	458	56,790	0.55
SPX Technologies, Inc.	455	56,075	0.55

		112,865

Metals & Mining
Minerals Technologies, Inc.	875	65,854	0.64

Office REITs
SL Green Realty Corp.	1,020	56,225	0.55

Oil, Gas & Consumable Fuels
Enerpac Tool Group Corp.	1,595	56,865	0.55

Personal Care Products
Gap, Inc.	2,291	63,130	0.62
PVH Corp.	401	56,391	0.55

		119,521

Pharmaceuticals
ANI Pharmaceuticals, Inc.	917	63,394	0.62
Ligand Pharmaceuticals, Inc.	828	60,553	0.59

		123,947

Real Estate Management & Development
Acadia Realty Trust	4,752	80,838	0.79
Griffon Corp.	775	56,840	0.55
Macherich Co.	4,863	83,l790	0.82
Tennant Co.	471	57,302	0.56

		278,770

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	567	66,855	0.65

Specialty Retail
American Eagle Outfitters, Inc.	2,296	59,225	0.58

TOTAL COMMON STOCKS - LONG		$ 3,066,978

Transamerica Series Trust	Page 25

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	134	06/28/2024	$14,312,080	$14,340,094	$28,014	$—
10-Year Korea Government Bonds	61	06/18/2024	5,129,024	5,137,820	8,796	—
10-Year U.S. Treasury Ultra Notes	44	06/18/2024	5,061,631	5,042,812	—	(18,819)
30-Year U.S. Treasury Bonds	53	06/18/2024	6,258,658	6,383,187	124,529	—
Brent Crude Oil (R)	19	04/30/2024	1,639,664	1,653,000	13,336	—
FTSE Kuala Lumpur Composite Index	20	04/30/2024	325,047	325,481	434	—
FTSE Taiwan Index	31	04/29/2024	2,138,487	2,160,700	22,213	—
German Euro BOBL	15	06/06/2024	1,919,779	1,913,610	—	(6,169)
German Euro BUXL	7	06/06/2024	999,737	1,025,555	25,818	—
German Euro Schatz	179	06/06/2024	20,411,509	20,412,164	655	—
KOSPI 200 Index	21	06/13/2024	1,406,676	1,470,000	63,324	—
MSCI Emerging Markets EMEA Index	105	06/21/2024	3,162,710	3,163,650	940	—
MSCI Emerging Markets Latin America Index	36	06/21/2024	2,200,070	2,242,800	42,730	—
MSCI Indonesia Index	25	06/21/2024	481,504	469,125	—	(12,379)
TEF SET50 Index	86	06/27/2024	395,252	394,651	—	(601)

Total					$330,789	$(37,968)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(27)	06/28/2024	$(5,524,612)	$(5,521,078)	$3,534	$—
10-Year Australia Treasury Bonds	(30)	06/17/2024	(2,271,943)	(2,278,999)	—	(7,056)
10-Year Japan Government Bonds	(99)	06/13/2024	(95,122,842)	(95,265,755)	—	(142,913)
10-Year U.S. Treasury Notes	(231)	06/18/2024	(25,479,928)	(25,594,078)	—	(114,150)
EURO STOXX 50® Index	(430)	06/21/2024	(22,786,223)	(23,404,030)	—	(617,807)
Euro-BTP Italian Government Bonds	(49)	06/06/2024	(6,216,685)	(6,291,302)	—	(74,617)
FTSE 100 Index	(5)	06/21/2024	(504,095)	(504,103)	—	(8)
German Euro Bund	(161)	06/06/2024	(23,000,530)	(23,167,417)	—	(166,887)
IFSC NIFTY 50 Index	(225)	04/25/2024	(10,033,574)	(10,119,600)	—	(86,026)
MSCI Emerging Markets Index	(199)	06/21/2024	(10,423,812)	(10,437,550)	—	(13,738)
Nikkei 225 Index	(82)	06/13/2024	(10,828,744)	(10,931,167)	—	(102,423)
S&P 500® E-Mini Index	(120)	06/21/2024	(31,148,208)	(31,851,000)	—	(702,792)
S&P/TSX 60 Index	(2)	06/20/2024	(396,098)	(396,117)	—	(19)
U.S. Treasury Ultra Bonds	(36)	06/18/2024	(4,596,160)	(4,644,000)	—	(47,840)

Total					$3,534	$(2,076,276)

Total Futures Contracts					$334,323	$(2,114,244)

Transamerica Series Trust	Page 26

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	04/30/2024	NZD	577,741	USD	350,331	$—	$(5,145)
BCLY	04/30/2024	USD	2,185,483	AUD	3,358,676	—	(5,086)
BCLY	04/30/2024	USD	1,614,384	EUR	1,486,377	8,878	—
BCLY	04/30/2024	USD	592,646	MYR	2,790,000	1,979	—
BCLY	04/30/2024	GBP	108,840	USD	138,132	—	(737)
BCLY	06/20/2024	USD	297,369	AUD	449,320	3,905	—
BCLY	06/20/2024	USD	393,431	GBP	311,239	434	—
BCLY	06/20/2024	USD	136,010	HKD	1,061,299	99	—
BCLY	06/20/2024	USD	34,059	SGD	45,202	460	—
BCLY	06/20/2024	ILS	130,894	USD	35,860	—	(137)
BCLY	06/20/2024	EUR	8,838,147	USD	9,691,762	—	(125,385)
BNP	04/30/2024	USD	331,937	COP	1,326,670,000	—	(9,526)
BNP	04/30/2024	USD	2,128,467	EUR	1,974,839	—	(4,649)
BNP	04/30/2024	USD	3,446,968	IDR	54,158,765,347	34,156	—
BNP	04/30/2024	CNY	20,867,000	USD	2,930,511	—	(33,584)
BNP	04/30/2024	DKK	2,937,717	USD	426,866	—	(1,325)
BNP	04/30/2024	CAD	3,962,753	USD	2,947,556	—	(20,760)
BNP	04/30/2024	RON	1,821,720	USD	394,482	732	—
BNP	04/30/2024	SEK	5,740,824	USD	548,352	—	(11,383)
BNP	04/30/2024	SGD	457,617	USD	341,939	—	(2,553)
BNP	04/30/2024	JPY	4,230,319,151	USD	28,791,162	—	(717,947)
BNP	06/20/2024	USD	833,232	CHF	724,217	22,955	—
BNP	06/20/2024	USD	5,294,147	EUR	4,829,761	66,433	—
BNP	06/20/2024	USD	807,730	GBP	631,478	10,370	—
BNP	06/20/2024	USD	227,549	HKD	1,775,498	177	—
BNP	06/20/2024	USD	10,046,701	INR	833,516,502	77,302	—
BNP	06/20/2024	USD	129,540	SEK	1,321,073	5,707	—
BNP	06/20/2024	IDR	6,233,487,103	USD	394,641	—	(2,342)
BNP	06/20/2024	COP	437,501,613	USD	109,715	1,969	—
BNP	06/20/2024	CZK	2,606,976	USD	112,574	—	(1,410)
BNP	06/20/2024	JPY	320,122,175	USD	2,200,429	—	(59,323)
BNP	06/21/2024	CLP	185,762,384	USD	188,677	528	—
BOA	04/30/2024	USD	4,134,536	EUR	3,836,672	—	(9,634)
BOA	04/30/2024	USD	3,291,742	GBP	2,620,749	—	(16,578)
BOA	04/30/2024	MXN	7,228,687	USD	415,572	17,232	—
CITI	04/30/2024	CHF	2,359,268	USD	2,747,171	—	(122,423)
GSI	04/30/2024	USD	295,439	GBP	233,228	1,022	—
GSI	06/20/2024	USD	15,142,621	BRL	75,416,298	220,569	—
GSI	06/20/2024	USD	8,353	DKK	56,765	109	—
GSI	06/20/2024	USD	1,222,752	EUR	1,115,497	15,342	—
GSI	06/20/2024	USD	775,083	JPY	115,791,707	621	—
GSI	06/20/2024	USD	12,168	NOK	127,815	373	—
GSI	06/20/2024	USD	7,131,009	TWD	222,708,543	107,239	—
GSI	06/20/2024	MYR	1,535,364	USD	328,385	—	(2,307)
GSI	06/20/2024	TWD	12,268,462	USD	385,498	1,424	—
GSI	12/23/2024	USD	4,502,442	TRY	190,543,352	138,696	—
GSI	12/23/2024	TRY	190,543,352	USD	4,869,495	—	(505,750)
JPM	04/30/2024	USD	389,031	HUF	139,656,301	7,228	—
JPM	04/30/2024	USD	268,049	THB	9,493,668	7,234	—
JPM	06/20/2024	USD	349,982	AUD	528,831	4,587	—
JPM	06/20/2024	USD	1,441,718	CAD	1,943,378	5,340	—
JPM	06/20/2024	USD	135,527	CHF	117,794	3,735	—
JPM	06/20/2024	USD	1,905,062	CNH	13,594,637	26,085	—
JPM	06/20/2024	USD	257,116	DKK	1,747,128	3,373	—
JPM	06/20/2024	USD	16,638,917	EUR	15,179,743	208,421	—
JPM	06/20/2024	USD	2,074,474	GBP	1,621,687	26,789	—

Transamerica Series Trust	Page 27

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	06/20/2024	USD	63,886	HKD	498,457	$53	$—
JPM	06/20/2024	USD	161,115	NZD	262,043	4,550	—
JPM	06/20/2024	USD	560,749	SGD	744,101	7,632	—
JPM	06/20/2024	ILS	133,729	USD	36,643	—	(147)
JPM	06/20/2024	JPY	1,252,063	USD	8,606	—	(232)
SCB	04/30/2024	USD	1,704,542	AUD	2,620,540	—	(4,606)
SCB	04/30/2024	USD	264,777	EUR	243,870	1,361	—
SCB	06/20/2024	USD	244,439	HKD	1,907,276	191	—
SSB	06/20/2024	USD	432,272	EUR	394,347	5,432	—
SSB	06/20/2024	USD	93,608	HUF	34,446,259	—	(331)
UBS	04/30/2024	USD	301,330	AUD	461,602	267	—
UBS	04/30/2024	USD	4,797,804	CAD	6,463,559	23,972	—
UBS	04/30/2024	USD	1,751,034	EUR	1,616,737	4,721	—
UBS	04/30/2024	KRW	6,093,274,834	USD	4,583,857	—	(50,170)
UBS	04/30/2024	PEN	1,940,000	USD	505,182	16,015	—
UBS	04/30/2024	NOK	2,802,623	USD	264,186	—	(5,836)
UBS	04/30/2024	PLN	1,805,988	USD	449,947	2,075	—
UBS	04/30/2024	AUD	5,653,426	USD	3,694,842	—	(7,609)
UBS	04/30/2024	JPY	100,924,000	USD	681,407	—	(11,656)
UBS	04/30/2024	CAD	805,850	USD	594,031	1,150	—
UBS	06/20/2024	USD	138,258	AUD	208,900	1,819	—
UBS	06/20/2024	USD	146,696	CAD	197,742	542	—
UBS	06/20/2024	USD	39,107,677	CNY	277,351,648	422,054	—
UBS	06/20/2024	USD	10,016,688	EUR	9,177,226	83,293	—
UBS	06/20/2024	USD	33,855	HKD	264,154	27	—
UBS	06/20/2024	USD	694,609	MXN	11,870,308	—	(10,353)
UBS	06/20/2024	USD	278,024	NOK	2,920,252	8,519	—
UBS	06/20/2024	USD	137,237	SGD	182,121	1,861	—
UBS	06/20/2024	KRW	106,053,531	USD	80,369	—	(1,245)
UBS	06/20/2024	ILS	1,429,491	USD	391,609	—	(1,479)
UBS	06/20/2024	THB	13,828,875	USD	389,272	—	(7,720)
UBS	06/20/2024	TRY	648,046	USD	17,867	366	—
UBS	06/20/2024	USD	121,697	ZAR	2,290,700	1,559	—

Total						$1,618,962	$(1,759,368)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	26.2%	$266,492,563
Banks	8.3	84,303,370
U.S. Government Obligations	5.5	56,266,495
U.S. Government Agency Obligations	4.8	48,633,091
Mortgage-Backed Securities	2.2	22,773,922
Oil, Gas & Consumable Fuels	2.2	22,061,675
Software	2.0	20,677,972
Pharmaceuticals	1.8	18,582,187
Semiconductors & Semiconductor Equipment	1.8	18,580,468
Insurance	1.7	17,165,399
Electric Utilities	1.4	13,939,458
Diversified Telecommunication Services	1.1	10,980,639
Capital Markets	0.9	9,548,161
Health Care Equipment & Supplies	0.9	8,818,197
Interactive Media & Services	0.8	8,395,797
Technology Hardware, Storage & Peripherals	0.8	8,368,671

Transamerica Series Trust	Page 28

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Chemicals	0.8%		$7,652,089
Hotels, Restaurants & Leisure	0.7		7,312,539
Financial Services	0.7		7,069,401
Broadline Retail	0.6		6,371,820
Automobiles	0.6		6,185,243
Metals & Mining	0.6		5,958,584
Aerospace & Defense	0.6		5,900,458
Food Products	0.6		5,707,105
Health Care Providers & Services	0.6		5,633,045
Textiles, Apparel & Luxury Goods	0.5		5,418,969
Machinery	0.5		5,411,282
Consumer Staples Distribution & Retail	0.4		4,348,621
Beverages	0.4		4,250,165
Professional Services	0.4		4,225,653
Wireless Telecommunication Services	0.4		4,001,241
Biotechnology	0.4		3,885,103
Foreign Government Obligation	0.4		3,795,687
Specialty Retail	0.4		3,549,720
Electrical Equipment	0.3		3,421,821
IT Services	0.3		3,381,705
Asset-Backed Securities	0.3		3,285,339
Paper & Forest Products	0.3		3,217,260
Real Estate Management & Development	0.3		3,133,437
Ground Transportation	0.3		3,075,630
Industrial Conglomerates	0.3		2,959,553
Personal Care Products	0.3		2,728,998
Life Sciences Tools & Services	0.3		2,670,711
Specialized REITs	0.3		2,553,710
Entertainment	0.2		2,270,250
Household Products	0.2		2,241,501
Commercial Services & Supplies	0.2		2,201,651
Multi-Utilities	0.2		2,156,640
Internet & Catalog Retail	0.2		2,078,202
Electronic Equipment, Instruments & Components	0.2		1,939,776
Industrial REITs	0.2		1,885,112
Media	0.2		1,871,409
Building Products	0.2		1,833,278
Tobacco	0.2		1,790,032
Trading Companies & Distributors	0.2		1,528,620
Construction & Engineering	0.2		1,511,064
Construction Materials	0.1		1,473,621
Communications Equipment	0.1		1,344,935
Air Freight & Logistics	0.1		1,256,859
Consumer Finance	0.1		1,253,728
Retail REITs	0.1		803,730
Household Durables	0.1		742,683
Municipal Government Obligation	0.1		611,277
Automobile Components	0.1		558,381
Transportation Infrastructure	0.1		549,567
Containers & Packaging	0.1		541,456
Energy Equipment & Services	0.1		517,119
Residential REITs	0.1		513,400
Independent Power & Renewable Electricity Producers	0.0	(F)	457,506
Gas Utilities	0.0	(F)	388,614
Diversified REITs	0.0	(F)	278,535
Water Utilities	0.0	(F)	252,918
Marine Transportation	0.0	(F)	237,180

Transamerica Series Trust	Page 29

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care REITs	0.0	(F) %	$220,893
Distributors	0.0	(F)	200,510
Passenger Airlines	0.0	(F)	189,159
Office REITs	0.0	(F)	188,876
Health Care Technology	0.0	(F)	109,589
Diversified Consumer Services	0.0	(F)	101,449
Leisure Products	0.0	(F)	45,730
Hotel & Resort REITs	0.0	(F)	40,802
Mortgage Real Estate Investment Trusts	0.0	(F)	27,901

Investments	78.6		798,906,907
Short-Term Investments	21.4		216,983,948

Total Investments	100.0%		$1,015,890,855

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$152,431,066	$133,242,216	$288,873	$285,962,155
Preferred Stocks	—	716,676	—	716,676
Warrant	—	—	0	0
Asset-Backed Securities	—	3,285,339	—	3,285,339
Convertible Bonds	—	4,780	96,000	100,780
Corporate Debt Securities	—	113,040,545	1,024,064	114,064,609
Foreign Government Obligations	—	266,492,563	—	266,492,563
Mortgage-Backed Securities	—	22,773,922	—	22,773,922
Municipal Government Obligation	—	611,277	—	611,277
U.S. Government Agency Obligations	—	48,633,091	—	48,633,091
U.S. Government Obligations	—	56,266,495	—	56,266,495
Short-Term U.S. Government Obligation	—	5,812,368	—	5,812,368
Other Investment Company	3,970,006	—	—	3,970,006
Repurchase Agreement	—	207,201,574	—	207,201,574

Total Investments	$156,401,072	$858,080,846	$1,408,937	$1,015,890,855

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,116,431	$—	$1,116,431
Over-the-Counter Total Return Swap Agreements	—	17,216,662	—	17,216,662
Futures Contracts (V)	334,323	—	—	334,323
Forward Foreign Currency Contracts (V)	—	1,618,962	—	1,618,962

Total Other Financial Instruments	$334,323	$19,952,055	$—	$20,286,378

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(193,385)	$—	$(193,385)
Over-the-Counter Total Return Swap Agreements	—	(3,801,966)	—	(3,801,966)
Futures Contracts (V)	(2,114,244)	—	—	(2,114,244)
Forward Foreign Currency Contracts (V)	—	(1,759,368)	—	(1,759,368)

Total Other Financial Instruments	$(2,114,244)	$(5,754,719)	$—	$(7,868,963)

Transamerica Series Trust	Page 30

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,246,789, collateralized by cash collateral of $3,970,006 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,832,388. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Restricted security. At March 31, 2024, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$1	0.0	%(F)

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the total value of securities is $1,455,350, representing 0.1% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $48,554,071, representing 4.7% of the Portfolio’s net assets.
(H)	Securities deemed worthless.
(I)	Rates disclosed reflect the yields at March 31, 2024.
(J)	Rounds to less than $1 or $(1).
(K)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2024, the total value of such securities is $100,780, representing less than 0.1% of the Portfolio’s net assets.
(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2024, the total value of Regulation S securities is $123,374,892, representing 12.0% of the Portfolio’s net assets.
(N)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(O)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2024; the maturity date disclosed is the ultimate maturity date.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

Transamerica Series Trust	Page 31

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

CURRENCY ABBREVIATIONS (continued):

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDI	CHESS Depositary Interests
CNRR	China Reverse Repo Rate
CPTFE	Eurozone Harmonized Index of Consumer Prices ex-Tobacco
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
KOSPI	Korean Composite Stock Price Index
REIT	Real Estate Investment Trust
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 32

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 33

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 34